File No. 333-________

As filed on August 29, 2003

                                          U.S. SECURITIES AND EXCHANGE COMMISSION

                                                   Washington, DC 20549

                                                         FORM N-14
                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                               Pre-Effective Amendment No. 1
                                             Post-Effective Amendment No. |_|
                                             (Check appropriate box or boxes)

                                           American Skandia Advisor Funds, Inc.

                                    (Exact Name of Registrant as Specified in Charter)

                                                      (203) 926-1888
                                             (Area Code and Telephone Number)

                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Address of Principal Executive Offices:
                                          (Number, Street, City, State, Zip Code)

                                                 Edward P. Macdonald, Esq.
                                 Assistant Secretary, American Skandia Advisor Funds, Inc.
                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Name and Address of Agent for Service:
                                       (Number and Street) (City) (State) (Zip Code)

                                                        Copies to:

                                                 Robert K. Fulton, Esquire
                                           Stradley, Ronon, Stevens  & Young, LLP
                                                 2600 One Commerce Square
                                                Philadelphia, PA 19103-7098

                                 Approximate Date of Proposed Public Offering: As soon as
                              practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the
Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the ASAF Marsico Capital Growth Fund of
American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment
Company Act of 1940, as amended.

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                              ASAF ALGER ALL-CAP GROWTH FUND
                                                          And the
                                                 ASAF ALLIANCE GROWTH FUND
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                                 IMPORTANT PROXY MATERIALS
                                                      PLEASE VOTE NOW

Dear Shareholder:                                                      September     , 2003

I am writing to ask you to vote on an  important  proposal  whereby the assets of the ASAF Alger  All-Cap  Growth Fund (the
"All-Cap  Growth Fund") and the ASAF Alliance  Growth Fund (the "Growth Fund") would be acquired by the ASAF Marsico Growth
Fund (the  "Marsico  Growth  Fund" and  together  with the  All-Cap  Growth Fund and the Growth  Fund,  the  "Funds").  The
proposed  acquisition  is referred to as a merger.  The Funds are each a series of American  Skandia  Advisor  Funds,  Inc.
("ASAF").  A  shareholder  meeting for the All-Cap  Growth Fund and the Growth Fund are  scheduled  for  November 21, 2003.
Only  shareholders  of the All-Cap  Growth Fund and Growth Fund will vote on the  acquisition  of the All-Cap Growth Fund's and Growth Fund's assets by the Marsico Growth Fund.

This package contains  information about the proposal and includes  materials you will need to vote. The Board of Directors of ASAF has reviewed the proposal and  recommended  that it be presented to shareholders of the All-Cap Growth Fund and the
Growth Fund for their  consideration.  Although the Directors  have  determined  that the proposal is in the best interests of shareholders, the final decision is up to you.

If approved,  the proposed  merger would give you the  opportunity to participate in a larger fund with similar  investment policies.  In  addition,  shareholders  are  expected to realize a  reduction  in both the net and gross  annual  operating expenses paid on their  investment in the combined  fund.  The  accompanying  proxy  statement  and  prospectus  includes a detailed  description of the proposal.  Please read the enclosed  materials  carefully and cast your vote.  Remember,  your vote is extremely  important,  no matter how large or small your  holdings.  By voting now,  you can help avoid  additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please complete,  date and sign your proxy card before mailing it in the enclosed postage paid envelope.  Votes must be received prior to November 21, 2003.

o By  Internet.  Have your proxy card  available.  Go to the web site:  [www.proxyvote.com].  Enter your  12-digit  control number from your proxy  card.  Follow the  instructions  found on the web site.  Votes must be entered  prior to [4 p.m. on
November 20, 2003].

o By Telephone.  Call  [(800) 690-6903]  toll free.  Enter your 12-digit  control  number from your proxy card.  Follow the instructions given.  Votes must be entered prior to [4 p.m. on November 20, 2003].

If you have any questions before you vote, please call us at           . We are glad to help you  understand  the  proposal
and assist you in voting. Thank you for your participation.

Judy Rice

President

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                              ASAF ALGER ALL-CAP GROWTH FUND
                                                          And the
                                                 ASAF ALLIANCE GROWTH FUND
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special  Meeting of  Shareholders  (the Meeting) of the ASAF Alger  All-Cap  Growth Fund (the
"All-Cap  Growth Fund") and the ASAF Alliance  Growth Fund (the "Growth  Fund," and together with the All-Cap  Growth Fund, the "Funds") will be held at 100 Mulberry Street,  Gateway Center Three, 14th Floor,  Newark, New Jersey 07102, on November
21, 2003, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For  shareholders  of the Funds, to approve or disapprove a Plan of  Reorganization  under which the Funds will transfer all of their  assets to,  and all of their  liabilities  will be assumed  by, the ASAF  Marsico  Growth  Fund (the  "Growth
Fund").  In connection  with this proposed  transfer,  each whole and fractional  share of each class of the Funds shall be exchanged  for whole and  fractional  shares of equal net asset value of the same class of the Growth Fund and  outstanding shares of the Funds will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of American  Skandia  Advisor Funds,  Inc., on behalf of the Funds,  has fixed the close of business on September 19, 2003 as the record date for the  determination of the  shareholders of the Funds, as applicable,  entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Marguerite E. H. Morrison

 Secretary

Dated: September  , 2003

                                                prospectus/proxy statement
                                                     TABLE OF CONTENTS

                                                                                                               Page
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting....................................................................................................................................
Comparisons of Some Important Features of the Funds........................................................
         The investment objective and strategies of the Funds..............................................
         Other Non-Fundamental Investment Policies of the Funds............................................
         Fundamental Investment Restrictions of the Funds..................................................
         Risks of Investing in the Funds...................................................................
         Management of the Company and the Funds...........................................................
         Valuation.........................................................................................
         Distribution Plan.................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the ASAF Marsico Growth Fund shares............................................
         Capitalization of the Funds and Capitalization after the Transaction..............................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Company and the Funds.....................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the ASAF Alger All-Cap Growth Fund, the ASAF Alliance
         Growth Fund and the ASAF Marsico Growth Fund dated [March 1, 2003] ............................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders for fiscal year ended
         October 31, 2002...............................................................................(enclosed)
         Exhibit D - ASAF Semi-Annual Report to Shareholders for the period ended
         April 30, 2003.................................................................................(enclosed)

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                                PROSPECTUS/PROXY STATEMENT
                                                 Dated September [ ], 2003

                                             Acquisition of the Assets of the

                             ASAF Alger All-Cap Growth Fund and the ASAF Alliance Growth Fund

                               By and in exchange for shares of the ASAF Marsico Growth Fund

         This Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting") of shareholders the ASAF Alger All-Cap  Growth Fund (the "Alger Growth Fund") and the ASAF Alliance  Growth Fund  ("Alliance  Growth Fund")
(each, an "Acquired Fund" and collectively,  the "Acquired  Funds"),  each a series of American Skandia Advisor Funds, Inc.
(the  "Company"),  called by the Company to approve or disapprove a Plan of  Reorganization  (the "Plan").  If shareholders of the Acquired  Funds vote to approve the Plan,  you will receive  shares of the ASAF  Marsico  Growth Fund (the  "Marsico
Growth Fund" and,  together  with the Acquired  Funds,  the "Funds") of the Company  equal in value to your  investment  in shares of the Alger  Growth  Fund  and/or  the  Alliance  Growth  Fund,  as the case may be,  as  provided  in the Plan and described at greater length below.  The Acquired Funds will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry Street,  Gateway Center Three,  14th Floor,  Newark,  New Jersey 07102 on
November 21, 2003 at 11:00 a.m.  Eastern  standard time. The Board of Directors of the Company is soliciting  these proxies on  behalf  of the  Acquired  Funds.  This  Prospectus/Proxy  Statement  will  first  be sent to  shareholders  on or about
[                       ], 2003.

         The investment  objective of the Marsico Growth Fund is to seek capital growth,  while the investment objective of the Alger Growth Fund and the Alliance  Growth Fund is to seek long-term  capital  growth.  Each Fund invests  primarily in equity securities.

         This Prospectus/Proxy  Statement gives the information about the proposed reorganization and issuance of shares of the Marsico  Growth  Fund that you should know before  investing.  You should  retain it for future  reference.  Additional information about the Marsico Growth Fund and the proposed  reorganization  has been filed with the Securities and Exchange
Commission ("SEC") and can be found in the following documents:

|_|      The Prospectus  for the Funds dated March 1, 2003 is attached with and considered a part of this  Prospectus/Proxy
     Statement.

|_|      A Statement of Additional Information ("SAI") relating to this Prospectus/Proxy  Statement dated March 1, 2003 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy
Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund  shares are not  deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this Prospectus/Proxy  Statement.  You should read the more complete information in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (attached as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining each of the Acquired  Funds and the Marsico  Growth Fund into a single Fund.  If  shareholders  of the Alger Growth Fund vote to approve the Plan,  the assets of the Alger  Growth Fund will be  transferred  to the Marsico  Growth Fund in exchange for a then equal value of shares of the Marsico  Growth Fund.  If  shareholders  of the Alliance  Growth Fund vote to approve the
Plan,  the assets of the Alliance  Growth Fund will be  transferred to the Marsico Growth Fund in exchange for a then equal value of shares of the Marsico  Growth  Fund.  Shareholders  of each  Acquired  Fund will have their shares of the Acquired
Fund  exchanged  for Marsico  Growth Fund shares of equal  dollar value based upon the values of the shares at the time the
Acquired  Fund's assets are  transferred  to the Marsico  Growth Fund.  After the transfer of assets and exchange of shares have been completed,  the Acquired Funds will be liquidated and dissolved.  The proposed  reorganization  is referred to in
this Prospectus/Proxy Statement as the "Transaction."1  As  a  result  of  the   Transaction,   you  will  cease  to  be  a
shareholder of an Acquired Fund and will become a shareholder of the Marsico Growth Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section, the Board of Directors of the Company has determined  that the  Transaction  is in the best  interests  of the  shareholders  of the  Acquired  Funds and the Marsico
Growth  Fund,  and also  concluded  that no  dilution in value would  result to the  shareholders  of any of the Funds as a result of the Transaction.

The Board of Directors of the Company,  on behalf of the Acquired  Funds and the Marsico Growth Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of an  Acquired  Fund at the close of  business on  September  19, 2003 (the  "Record
Date") will be entitled to vote at the Meeting,  and will be entitled to one vote for each full share and a fractional vote for each  fractional  share that they hold of an Acquired Fund. To approve the Transaction  for the  reorganization  of the
Alger  Growth Fund,  the  affirmative  vote of the holders of a majority of the total number of shares of capital  stock of the Alger  Growth  Fund  outstanding  and  entitled  to vote  thereon  must be voted in favor of the Plan.  To approve  the
Transaction for the  reorganization  of the Alliance Growth Fund, the affirmative  vote of the holders of a majority of the total  number of shares of capital  stock of the  Alliance  Growth Fund  outstanding  and  entitled to vote thereon must be voted in favor of the Plan.

         Please vote your shares as soon as you receive this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the  enclosed  ballot (the "proxy  card") or over the  Internet or by phone.  If you vote by any of these  methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change your voting  instructions  at any time until the vote is taken at the  Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

         This  section  describes  the  investment  policies  of the  Acquired  Funds and the  Marsico  Growth Fund and the
differences  between them.  For a complete  description  of the  investment  policies and risks of the Marsico Growth Fund, you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The investment  objectives of the Funds are comparable.  The investment objective of each Acquired Fund is to seek long-term  capital  growth  and the  investment  objective  of the  Marsico  Growth  Fund is to seek  capital  growth.  The investment  objective for the Marsico  Growth Fund is a fundamental  policy and can only be changed with prior  shareholder approval,  while the investment  objectives for the Acquired Funds are non-fundamental  policies and can be changed without shareholder approval.

         The  Acquired  Funds and the Marsico  Growth Fund invest  primarily  in equity  securities.  Each Fund pursues its investment objective through various investment strategies that are employed by a Fund's sub-advisor ( "Sub-advisor").

         The Alger Growth Fund invests primarily in equity  securities,  such as common or preferred stocks that are listed on U.S.  exchanges  or in the  over-the-counter  market.  In addition,  the Alger  Growth Fund invests  primarily in growth stocks.  The Alger Growth Fund may invest in the equity  securities  of companies of all sizes,  and may  emphasize  either larger or smaller  companies at a given time,  based on the  Sub-advisor's  assessment of  particular  companies and market conditions.  The Sub-advisor  seeks to identify equity  securities issued by high unit volume growth companies and positive life cycle  change  companies  as  potential  investment  opportunities  for Alger  Growth  Fund.  High unit volume  growth companies are vital creative companies that offer goods or services to a rapidly expanding  marketplace.  They include both established and emerging firms,  offering new or improved  products,  or firms simply fulfilling an increased demand for an existing  product line.  Positive Life Cycle Change  Companies are companies  experiencing  a major change that is expected to  produce  advantageous  results.  These  changes  may  be  as  varied  as  new  management,  products  or  technologies, restructurings or reorganizations, or mergers and acquisitions.

         The Alliance  Growth Fund invests  predominately  in equity  securities  of a limited  number of large,  carefully selected,  high-quality  U.S.  companies that, in the opinion of the Sub-advisor,  are likely to achieve superior  earnings growth.  The Sub-advisor's  investment  strategy for the Alliance Growth Fund emphasizes stock selection.  Normally,  about
40-60  companies will be represented in the Alliance  Growth Fund,  with the top 25 companies that are most highly regarded by the Sub-advisor  usually  constituting  approximately 70% of the Alliance Growth Fund's net assets.  The Alliance Growth
Fund is somewhat  atypical  from many equity  mutual funds  because it focuses on a relatively  small number of  companies.
The Sub-advisor  relies heavily upon the fundamental  analysis and research of its internal research staff, which generally follows a primary research universe of more than 500 companies that have strong  management,  superior industry  positions, excellent balance sheets and superior earnings growth prospects.

         In managing the Alliance Growth Fund, the Sub-advisor seeks to utilize market volatility  judiciously (assuming no change in company fundamentals),  striving to capitalize on apparently  unwarranted price fluctuations,  both by purchasing or  increasing  positions on weakness and selling or reducing  overpriced  holdings.  An emphasis is placed on  identifying companies  whose  substantially  above  average  prospective  earnings  growth is not fully  reflected  in  current  market valuations.  The  Sub-advisor  expects the average market  capitalization  of companies  represented in the Alliance Growth
Fund's portfolio  normally to be in the range, or in excess, of the average market  capitalization of companies included in the S &P 500 Index.

         The Marsico  Growth Fund invests  primarily in common  stocks.  The  Sub-advisor  expects that the majority of the
Fund's assets will be invested in the common stocks of larger,  more established  companies.  In selecting  investments for the Marsico  Growth Fund,  the  Sub-advisor  uses an approach that combines "top down"  economic  analysis with "bottom up"
stock  selection.  The "top down"  approach  takes into  consideration  such  macro-economic  factors  as  interest  rates, inflation,  the regulatory  environment,  and the global competitive landscape.  In addition, the Sub-advisor examines such factors  as the most  attractive  global  investment  opportunities,  industry  consolidation,  and the  sustainability  of economic trends.  As a result of this "top down" analysis,  the Sub-advisor  identifies  sectors,  industries and companies that should benefit from the trends the Sub-advisor has observed.

         The  Sub-advisor  then  employs a "bottom up" stock  selection  analysis  looking for  individual  companies  with earnings growth  potential that may not be recognized by the market at large. In determining  whether a particular  company is appropriate for investment by the Marsico Fund, the Sub-advisor focuses on a number of different  attributes,  including the company's  specific  market  expertise or dominance,  its franchise  durability and pricing power,  solid  fundamentals
(e.g.,  a strong  balance  sheet,  improving  returns on  equity,  and the  ability to  generate  free cash  flow),  strong management, and reasonable valuations in the context of projected growth rates.

         The Alger Growth Fund thus pursues its objective by investing in companies of various  capitalizations,  while the
Marsico Growth Fund generally  focuses on larger,  more  established  companies.  The Alliance  Growth Fund also focuses on larger capitalization companies, but may invest in fewer companies than the Marsico Growth Fund.

Other non-fundamental investment policies of the Funds

         As noted above,  each Fund invests  primarily in equity  securities.  Under certain  circumstances,  each Fund may invest a portion of its assets in other types of  investments  or employ  alternative  investment  strategies.  In general, each Fund may invest in convertible  securities,  foreign  securities,  options and futures. As described more fully below, each Fund may have  limitations on the extent to which it may pursue these types of investments.  In general,  the Alliance
Growth Fund is the most  restrictive  in its ability to pursue these types of  investments,  while the Marsico  Growth Fund has the most flexibility to pursue alternative investments.

         The Alger Growth Fund may invest in securities  convertible into or exchangeable for equity securities,  including warrants  and rights.  In addition,  the Alger Growth Fund may invest up to 20% of its total assets in foreign  securities.
American  Depositary  Receipts("ADRs")  or other U.S. dollar  denominated  securities of foreign issuers are not subject to the 20%  limitation.  The Alger  Growth Fund may also  purchase  put and call options and write (sell) put and covered call options  on  securities  and  securities  indices  to  increase  gain or to hedge  against  the risk of  unfavorable  price movements; however, the Sub-advisor does not currently intend to rely on these option strategies extensively, if at all.

         In addition,  the Alger Growth Fund may purchase and sell stock index futures contracts and options on stock index futures  contracts  and may sell  securities  "short  against  the box." A short sale  against the box  involves  selling a security that a Fund owns, or has the right to obtain  without  additional  cost,  for delivery at a specified  date in the future.  The Alger Growth Fund may make a short sale against the box to hedge  against  anticipated  declines in the market price of a portfolio  security.  If, however,  the value of the security sold short  increases,  the Alger Growth Fund will lose the opportunity to participate in the gain.

         The Alliance Growth Fund may invest up to 20% of its net assets in convertible  securities and up to 5% of its net assets in rights and warrants.  With respect to foreign  securities,  the Alliance  Growth Fund may invest up to 15% of its total  assets  in  foreign  securities;  however,  ADRs are not  considered  foreign  securities  for  purposes  of the 15%
limitation  and may be purchased by the Alliance  Growth Fund without such  limitation.  In addition,  the Alliance  Growth
Fund may  purchase  and  sell  exchange-traded  index  options  and  stock  index  futures  contracts,  and  write  covered exchange-traded  call  options on its  securities  up to 15% of its total  assets.  The  Alliance  Growth Fund may purchase exchange-traded call and put options on common stocks up to 10% of its total assets.

         The Marsico Growth Fund may invest in preferred  stocks and convertible  securities  (including  warrants and debt securities)  when the Fund  perceives an  opportunity  for capital growth from such  securities.  In addition,  the Marsico
Growth Fund may invest up to 10% of its total  assets in  non-convertible  debt  securities,  which may  include  corporate bonds and debentures and government  securities.  With respect to foreign securities,  the Marsico Growth Fund may purchase foreign equity and debt securities,  including depositary  receipts.  The Marsico Growth Fund may use a variety of currency hedging  techniques,  including  forward  currency  contracts,  to manage  exchange  rate risk with respect to  investments exposed to foreign currency fluctuations.

         The Marsico  Growth Fund may also invest,  without  limitation,  in  index/structured  securities,  which are debt securities whose value at maturity or interest rate is linked to currencies,  interest rates,  equity securities,  indices, commodity  prices or other  financial  indicators.  Such  securities may be positively or negatively  indexed (i.e.,  their value may increase or decrease if the reference  index or instrument  appreciates).  Index/structured  securities  may have return  characteristics  similar to direct  investments  in the underlying  instruments,  but may be more volatile than the underlying  instruments.  The Fund bears the market risk of an investment  in the  underlying  instruments,  as well as the credit risk of the issuer of the index/structured security.

         The Marsico  Growth Fund may purchase and write  (sell)  options on  securities,  financial  indices,  and foreign currencies,  and may invest in futures  contracts on securities,  financial  indices,  and foreign  currencies,  options on futures  contracts,  forward  contracts and swaps and swap-related  products.  These  instruments will be used primarily to hedge the Marsico Growth Fund's  positions  against  potential  adverse  movements in securities  prices,  foreign currency markets  or  interest  rates.  To a limited  extent,  the  Marsico  Growth  Fund may also use  derivative  instruments  for non-hedging purposes such as increasing the Fund's income or otherwise enhancing return.

         Although the Funds do not expect to do so ordinarily,  during periods of adverse market conditions,  each Fund may invest all or  substantially  all of its assets  temporarily  in a defensive  manner.  When  investing in this manner,  the
Funds may invest in high-grade,  short-term,  fixed-income  securities  (which may include U.S.  Government  securities) or hold its assets in cash.  While a Fund is in a defensive  position,  the  opportunity to achieve its  investment  objective will be limited.

Fundamental investment restrictions of the Funds

         As noted above,  a Fund may not change a  fundamental  investment  restriction  without the prior  approval of its shareholders.  A non-fundamental  investment policy,  however, may be changed without shareholder approval.  The investment objective  of the  Marsico  Growth  Fund  is  fundamental,  while  the  investment  objective  of  each  Acquired  Fund  is non-fundamental.  With the exception of the Marsico Growth Fund's fundamental  investment objective,  each Fund has adopted fundamental  investment  restrictions that are identical to each other Fund. These fundamental  restrictions limit a Fund's ability to: (i) issue senior securities;  (ii) borrow money (except for non-leveraging,  temporary or emergency  purposes);
(iii)  underwrite  securities;  (iv)  purchase or sell real estate;  (v) purchase or sell physical  commodities;  (vi) make loans (except for certain  securities lending  transactions);  and (vii) concentrate its investments by investing more than
25% of the value of the Fund's assets in  securities  of issuers  having their  principal  business  activities in the same industry.

         In addition,  each of the Funds have adopted a fundamental  investment  restriction to diversify its  investments.
Accordingly,  the Acquired  Funds and the Marsico  Growth Fund are  considered  "diversified  funds"  under the  Investment
Company  Act of 1940 (the  "Investment  Company  Act").  This means that,  with  respect to 75% of the value of each Fund's
total  assets,  each  Fund  invests  in  cash,  cash  items,   obligations  of  the  U.S.   Government,   its  agencies  or
instrumentalities,  securities of other investment  companies and "other securities." The "other securities" are subject to the  requirement  that not more than 5% of total assets of the Fund will be invested in the  securities  of a single issuer and that the Fund will not hold more than 10% of any single issuer's  outstanding  voting securities.  Accordingly,  a Fund may not purchase the securities of any issuer if, as a result,  the Fund would fail to be a diversified  company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Funds

         Like all  investments,  an investment in the Funds involves risk. There is no assurance that any of the Funds will meet its  investment  objective.  As with any  mutual  fund  investing  primarily  in equity  securities,  the value of the securities  held by a Fund may decline.  Stocks can decline for many reasons,  including  reasons related to the particular company,  the industry of which it is a part, or the securities  markets generally.  These declines may be substantial.  In addition, there are certain risks that are associated with the particular investment strategies employed by each Fund.

         The Alger Growth Fund may invest in equity securities without regard to capitalization,  and may include large and small  companies at the same time.  The growth  stocks in which the Alger Growth Fund invests  primarily  tend to fluctuate in price more than  other  types of stocks.  Prices of growth  stocks  tend to be higher in  relation  to their  companies'
earnings,  and may be more sensitive to market,  political and economic  developments  than other stocks.  The Alger Growth
Fund's level of risk will vary based upon the size of the  companies it invests in at a given time.  To the extent that the
Alger Growth Fund emphasizes  small-cap  stocks, it will be subject to a level of risk that is higher than a fund investing primarily in more conservative  large-cap stocks.  Accordingly,  the Alger Growth Fund may have a greater exposure to risks associated  with smaller  companies as compared to the Marsico  Growth Fund,  which  expects to invest  primarily in lager, more-established companies.

         The Alliance Growth Fund invests its assets during market  declines by gradually  reducing the number of companies represented  in its  portfolio.  As such,  the Alliance  Growth Fund becomes  somewhat more  aggressive  during a declining market.  Conversely,  in rising markets,  while reducing or eliminating  fully valued  positions,  the Alliance Growth Fund becomes somewhat more  conservative,  gradually  increasing the number of companies  represented in its portfolio.  Because the Fund invests in a smaller  number of securities  than many other funds,  changes in the value of a single  security may have a more  significant  effect,  either  negative or positive,  on the Fund's share price.  However,  the Fund's focus on large,  more-established  companies  may mean that its level of risk is lower than a fund  investing  primarily  in smaller companies.

         The Marsico Growth Fund is the least  restricted in terms of its permitted  investment  strategies.  To the extent that the Marsico Growth Fund pursues certain  strategies,  such as foreign  investments or derivatives,  the Marsico Growth
Fund may incur greater risk associated with such an investment than a Fund that is more  restricted.  For example,  options and futures  contracts  can be highly  volatile and their use can reduce a Fund's  performance.  However,  the  Sub-advisor does not anticipate  pursuing these  investment  strategies to a significant  extent,  if at all. In addition,  the Marsico
Growth  Fund may invest in the  securities  of a  particular  company  that is  anticipating  an increase in value due to a specific  development,  such  as a  technological  breakthrough,  management  change  or a  new  product.  These  types  of investment  carry an  additional  risk of loss in the event  that the  anticipated  development  does not occur or does not attract the expected attention of other investors.

         For more information about the risks associated with the Funds' investment strategies,  see the Funds' Prospectus, and for a more detailed discussion of the Funds' investments,  see the Funds' Statement of Additional Information,  both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Fund is treated as a separate  entity for federal  income tax  purposes.  Each Fund has qualified and elected or intends to qualify and elect to be treated as a  "regulated  investment  company"  under  Subchapter  M of the  Internal
Revenue  Code of 1986,  as amended  (the  "Code"),  and intends to  continue  to so qualify in the  future.  As a regulated investment  company,  a Fund  must,  among  other  things,  (a)  derive at least 90% of its gross  income  from  dividends, interest,  payments  with  respect to loans of stock and  securities,  gains from the sale or other  disposition  of stock, securities or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and forward contracts)  derived  with  respect to its business of investing  in such stock,  securities  or foreign  currency;  and (b)
diversify  its  holdings  so that,  at the end of each  quarter of its taxable  year,  (i) at least 50% of the value of the
Fund's total  assets is  represented  by cash,  cash items,  U.S.  Government  securities,  securities  of other  regulated investment  companies,  and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the
Fund's total assets,  and 10% of the outstanding  voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the  securities of any one issuer (other than U.S.  Government  securities or securities of other regulated  investment  companies).  As a regulated  investment  company,  a Fund (as opposed to its  shareholders)
will not be subject to federal  income  taxes on the net  investment  income and capital  gain that it  distributes  to its shareholders,  provided that at least 90% of its net investment  income and realized net short-term  capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements

         The Transaction may entail various tax  consequences,  which are discussed under the caption "Tax  Consequences of the Transaction."

Management of the Company and the Funds

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential
Investments LLC ("PI"),  Gateway Center Three,  100 Mulberry  Street,  Newark,  New Jersey,  serve as co-managers  (each an
"Investment  Manager" and together the  "Investment  Managers")  pursuant to an investment  management  agreement  with the
Company on behalf of each Fund (the  "Management  Agreement").  Under the Management  Agreement,  PI, as  co-manager,  will provide  supervision  and  oversight  of ASISI's  investment  management  responsibilities  with  respect  to the  Company.
Pursuant to the Management  Agreement,  the Investment  Managers will jointly  administer each Fund's business  affairs and supervise each Fund's  investments.  Subject to approval by the Board of Directors,  the Investment Managers may select and employ one or more  sub-advisors  for a Fund, who will have primary  responsibility  for determining  what  investments the
Fund will purchase,  retain and sell. Also subject to the approval of the Board of Directors,  the Investment  Managers may
reallocate a Fund's  assets among  sub-advisors  including (to the extent  legally  permissible)  affiliated  sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption from the SEC that permits an Investment  Manager to change  sub-advisors for a Fund and to enter into new  sub-advisory  agreements  without  obtaining  shareholder  approval of the changes.  Any such sub-advisor  change  would be subject to  approval by the Board of  Directors  of the  Company.  This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are  operated in a similar  manner as the Company) is intended to facilitate the efficient  supervision  and management of the  sub-advisors  by the Investment  Managers and the
Directors of the Company.

         The Investment  Managers  currently  engage the following  Sub-advisors  to manage the investments of each Fund in accordance with the Fund's  investment  objective,  policies and limitations and any investment  guidelines  established by the  Investment  Managers.  Each  Sub-advisor  is  responsible,  subject to the  supervision  and control of the Investment
Managers, for the purchase, retention and sale of securities in the Fund's investment portfolio under its management.

         Fred Alger Management,  Inc.  ("Alger"),  111 Fifth Avenue, New York, NY 10003, serves as Sub-advisor for the ASAF
Alger All-Cap  Growth Fund.  Alger has been an investment  advisor since 1964,  and as of December 31, 2002 managed  mutual fund and  other  assets  totaling  approximately  $8.4  billion.  Fred M.  Alger  III is the key  strategist  for the Fund, overseeing  the  investments of the Fund.  Mr. Alger,  who founded  Alger,  has served as Chairman of the Board since 1964, and co-managed all of Alger's portfolios prior to 1995.

         David  Hyun is the  individual  responsible  for the  day-to-day  management  of the Fund and has  served  in that capacity since  September  2001. Mr. Hyun has been employed by Alger as an Executive Vice President  since  September 2001, prior to which he was  employed by Alger as an analyst  from 1991 until  1997,  as a Senior Vice  President  and  portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

         Due to the impact on Alger as a result of the World Trade Center destruction on September 11, 2001,  Massachusetts
Financial  Services  Company acted as interim  Sub-Sub-advisor  in conjunction with Alger for the ASAF Alger All-Cap Growth
Fund from  September 17, 2001 through  December 9, 2001.  Effective  December 10, 2001,  Alger resumed the role as the sole
Sub-advisor for the Fund.

         Alliance  Capital  Management,  L.P.  ("Alliance"),  1345 Avenue of the Americas,  New York,  NY 10105,  serves as
Sub-advisor  for the ASAF  Alliance  Growth  Fund.  Alliance is a leading  global  investment  adviser  supervising  client accounts with assets as of December 31, 2002 totaling more than $386 billion.

         Syed J. Hasnain and James G. Reilly are the  individuals  primarily  responsible  for the  management  of the ASAF
Alliance  Growth Fund.  Mr.  Hasnain has been  managing the Fund since May 2003 and is Senior Vice  President,  U. S. Large
Cap Portfolio  Manager and a member of the Global Large Cap Growth Equity Team. He has been  associated with Alliance since
1995.  Mr. Reilly has managed the Fund since  Alliance  became the Fund's  Sub-advisor in May 2000. Mr. Reilly is Executive
Vice President of Alliance Capital Management Corporation,  an indirect wholly owned subsidiary of AXA Financial,  Inc. and the general partner of Alliance.  Mr. Reilly has been associated with Alliance since 1984.

         Marsico Capital  Management,  LLC ("Marsico  Capital"),  1200 Seventeenth  Street,  Suite 1300,  Denver, CO 80202,
serves as Sub-advisor  for the ASAF Marsico  Growth Fund.  Thomas F. Marsico has primary  responsibility  for management of the Fund.  Marsico Capital, a registered  investment  advisor formed in 1997, became a wholly owned indirect  subsidiary of
Bank of America  Corporation in January 2001.  Marsico Capital provides  investment  advisory  services to mutual funds and other  institutions,  and handles  separately  managed  accounts for  individuals,  corporations,  charities and retirement plans. As of December 31, 2002, Marsico Capital managed approximately $14.8 billion in assets.

         The portfolio managers  responsible for management of the ASAF Marsico Growth Fund are Thomas F. Marsico and James
A. Hillary. Mr. Marsico,  Chairman and Chief Investment Officer,  founded Marsico Capital in 1997. Prior to that, he served as  portfolio  manager for Janus  Capital  Corporation  from 1986 until 1997.  Mr.  Hillary,  Portfolio  Manager and Senior
Analyst,  is a founding member of Marsico Capital.  Prior to joining Marsico Capital in 1997, he was a portfolio manager at
W.H. Reaves.

           Pursuant to the Management Agreement,  ASISI receives a monthly investment management fee for the performance of its services.  The  investment  management  fee is accrued daily for the purposes of  determining  the sale and  redemption price of a Fund's  shares.  ASISI pays each  Sub-advisor  a portion  of such fee for the  performance  of the  sub-advisory services at no additional cost to a Fund.

         Under the  Management  Agreement  with respect to the Alger Growth Fund, the Alger Growth Fund is obligated to pay
ASISI an annual investment  management fee equal to 0.95% of its average daily net assets.  Under the Management  Agreement with  respect to the  Alliance  Growth  Fund,  the  Alliance  Growth Fund is  obligated  to pay ASISI an annual  investment management  fee equal to 0.90% of its  average  daily net  assets up to $1  billion,  plus 0.85% of its  average  daily net assets  greater  than $1 billion.  Under the  Management  Agreement  with respect to the Marsico  Growth Fund,  the Fund is obligated to pay ASISI an annual  investment  management fee equal to 1.00% of its average daily net assets.  Consequently, the  shareholders  of the Alger Growth Fund and the Alliance  Growth Fund will pay investment  management  fees at a higher rates as a result of the  Transaction.  During the calendar year ended  December 31, 2002,  the Alger Growth Fund paid $[ ]
in investment  management  fees to ASISI.  If the fee rate  applicable to the Marsico Growth Fund had been in effect during such  period,  the Alger  Growth Fund would have paid $ [ ] in  investment  management  fees to ASISI.  During the calendar year ended  December 31, 2002,  the  Alliance  Growth Fund paid $[ ] in  investment  management  fees to ASISI.  If the fee rate  applicable  to the Marsico  Growth Fund had been in effect  during such period,  the Alliance  Growth Fund would have paid $ [  ] in investment management fees to ASISI.

         ASISI pays each  Sub-advisor a portion of the investment  management fee that ASISI receives from each Fund. ASISI pays such  sub-advisory  fees  without  any  additional  expense to a Fund.  The Funds  have  comparable  sub-advisory  fee arrangements.  With respect to the Alger Growth Fund,  ASISI pays Alger 0.40% of the portion of the combined  average daily net assets of the Alger Growth Fund not in excess of $500  million;  plus 0.35% of the portion over $500 million but not in excess of $1  billion;  plus 0.30% of the  portion  over $1 billion  but not in excess of $1.5  billion;  plus 0.25% of the portion in excess of $1.5 billion.  With respect to the Alliance  Growth Fund,  ASISI pays Alliance an annual rate equal to
0.40% of the average daily net assets of the Alliance Growth Fund.

         With  respect to the Marsico  Growth Fund,  ASISI pays Marsico an annual rate equal to 0.45% of the average  daily net assets of the Marsico Growth Fund.  Commencing  March 1, 2001,  Marsico has voluntarily  agreed to waive the portion of its sub-advisory  fee that exceeds 0.40% of the combined  average daily net assets of the Marsico Growth Fund.  Marsico may terminate this voluntary agreement at any time.

         Although the investment  management fee rates under the Management Agreement that are paid to ASISI by the Marsico
Growth Fund are slightly  higher than the fee rates paid by either the Alger Growth Fund or the Alliance  Growth Fund,  the
Investment  Manager  has  voluntarily  agreed  until  March 1,  2004 to  reimburse  each Fund for its  operating  expenses, exclusive of taxes,  interest,  brokerage commissions,  distribution fees and extraordinary  expenses, but inclusive of the management  fee, which in the aggregate  exceed  specified  percentages  of a Fund's  average net assets as follows:  Alger
Growth Fund,  1.35%;  Alliance Growth Fund,  1.30%; and Marsico Growth Fund,  1.30%.  The Investment  Manager may terminate the above  voluntary  agreements at any time after March 1, 2004.  Voluntary  payments of Fund  expenses by the  Investment
Manager may be made subject to  reimbursement  by the Fund, at the  Investment  Manager's  discretion,  within the two year period following such payment to the extent  permissible  under applicable law and provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

         At asset  levels in excess of $500  million,  ASISI will be  required  to pay a lesser  portion of its  investment management fees for sub-advisory  services in respect of the Alger Growth Fund assets giving effect to Marsico's  voluntary fee waiver and would pay a lesser  portion of its investment  management  fees at all asset levels in ht event that Marsico terminates  its  voluntary  fee  waiver  agreement.  ASISI  will be  required  to pay a lesser  portion  of its  investment management  fees for  sub-advisory  services  in respect of the  Alliance  Growth  Fund  assets if Marsico  terminates  its voluntary fee waiver agreement.

Distribution Plan

         The Company  adopted a Distribution  and Service Plan (commonly  known as a "12b-1 Plan") for each class of shares to  compensate  the  Funds'  distributor  for its  services  and costs in  distributing  shares and  servicing  shareholder accounts.  Under the Distribution and Service Plan for Class A shares,  each Fund pays the distributor  0.50% of the Fund's average daily net assets  attributable to Class A shares.  Under the Plans for Class B, X and C shares,  each Fund pays the distributor  1.00% of the Fund's  average  daily net assets  attributable  to the relevant  Class of shares.  Because these fees are paid out of the Funds' assets on an ongoing basis,  these fees may, over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.  The distributor  uses  distribution and service fees received  under each 12b-1 Plan to  compensate  qualified  dealers for  services  provided in  connection  with the sale of shares and the maintenance of shareholder  accounts.  The  distributor's  rights to distribution  and service fees received under the Class B 12b-1 Plan and the Class X 12b-1 Plan have been assigned to third parties.

Valuation

         The net asset value ("NAV") per share is  determined  for each class of shares for each Fund as of the time of the close of the New York Stock Exchange  ("NYSE") (which is normally 4:00 p.m.  Eastern time) on each business day by dividing the value of the Fund's total assets  attributable to a class, less any liabilities,  by the number of total shares of that class  outstanding.  In  general,  the  assets of each Fund are  valued on the  basis of  market  quotations.  However,  in certain  circumstances  where market  quotations  are not readily  available or where  market  quotations  for a particular security or asset are  believed to be  incorrect,  securities  and other  assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for each Fund are  identical.  The  offering  price is the NAV per share plus any initial sales  charge that  applies.  Class A shares are sold at NAV plus an initial  sales  charge that  varies  depending  on the amount of your  investment.  Class B shares are sold at NAV per share without an initial sales  charge.  However,  if Class
B shares are redeemed  within seven years of their purchase,  a contingent  deferred sales charge ("CDSC") will be deducted from the  redemption  proceeds.  Class C  shares  are sold at NAV per  share  plus an  initial  sales  charge  of 1% of the offering  price.  If Class C shares are  redeemed  within 12 months of the first  business  day of calendar  month of their purchase,  a CDSC of 1.0% will be deducted from the redemption  proceeds.  Class X shares are sold at NAV per share without an initial sales charge.  In addition,  investors  purchasing Class X shares will receive,  as a bonus,  additional  shares having a value equal to 2.50% of the amount  invested.  Although  Class X shares are sold without an initial  sales charge, if Class X shares are redeemed within 8 years of their purchase, a CDSC will be deducted from the redemption proceeds.

         The  redemption  policies  for each  Fund  are  identical.  Your  shares  will be sold at the  next NAV per  share determined  after your order to sell is received,  less any  applicable  CDSC imposed.  Refer to the Funds'  Prospectus for more information regarding how to sell shares.

         Shares of each  Fund may be  exchanged  for  shares of the same  class of the other  Funds and other  funds of the
Company at NAV per share at the time of exchange.  Exchanges of shares  involve a redemption  of the shares of the Fund you own and a purchase of shares of another Fund.  Shares are normally  redeemed and purchased in the exchange  transaction  on the business  day on which the  Transfer  Agent  receives an exchange  request  that is in proper  form,  if the request is received by the close of the NYSE that day.

         Each Fund will distribute  substantially  all of its income and capital gains to shareholder  each year. Each Fund will declare dividends, if any, annually.

Fees and expenses

     The following table describes the fees and expenses that shareholders may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Marsico Growth Fund after the Transaction.

         Class A Shares

                                                                                            Marsico Growth Fund
                                                        Growth Fund      Marsico Growth      After Transaction
                                                           Class A         Fund Class A           Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  5.75%             5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                      None1             None1                None1
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               0.50%              0.50%                0.50%
       Other Expenses.............................               0.87%              0.53%                0.56%
       Advisory Fee Waivers and Expense Reimbursement           (0.47)%            (0.23)%              (0.26)%
       Total Annual Fund Operating Expenses.......               1.80%              1.80%                1.80%

Class B Shares

                                                                                            Marsico Growth Fund
                                                        Growth Fund      Marsico Growth      After Transaction
                                                           Class B         Fund Class B           Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.87%              0.53%                0.56%
       Advisory Fee Waivers and Expense Rembursement            (0.47)%            (0.23)%              (0.26)%
       Total Annual Fund Operating Expenses.......               2.30%              2.30%                2.30%

         Class C Shares

                                                                                            Marsico Growth Fund
                                                        Growth Fund      Marsico Growth      After Transaction
                                                           Class C         Fund Class C           Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  1.00%             1.00%                1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     1.00%3             1.00%3               1.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.87%              0.53%                0.56%
       Advisory Fee Waivers and Expense Reimbursement           (0.47)%            (0.23)%              (0.26)%
       Total Annual Fund Operating Expenses.......               2.30%              2.30%                2.30%

         Class X Shares

                                                                                            Marsico Growth Fund
                                                        Growth Fund      Marsico Growth      After Transaction
                                                           Class X         Fund Class X           Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.87%              0.53%                0.56%
       Advisory Fee Waivers and Expense Reimbursement           (0.47)%            (0.23)%              (0.26)%
       Total Annual Fund Operating Expenses.......               2.30%              2.30%                2.30%
1. Under  certain  circumstances,  purchases  of Class A shares  not  subject to an initial  sales  charge  (load)  will be subject to a  contingent  deferred  sales charge  (load)  ("CDSC") if redeemed  within 12 months of the  calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
2. A $10  fee  may  be  imposed  for  wire  transfers  of  redemption  proceeds.  For  an  additional  discussion  of  wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you purchase  Class B or X shares,  you do not pay an initial  sales charge but you may pay a CDSC if you redeem some or all of your  shares  before  the end of the  seventh  (in the case of Class B shares)  or eighth (in the case of Class X shares) year after which you purchased  such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class B shares  occurring in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for redemptions of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged  after these  periods.  If you purchase  Class C shares,  you may pay an initial  sales charge of 1% and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the  calendar  month of purchase.  For a discussion  of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Fees and expenses

         The following  table describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Marsico Growth Fund after the Transaction.

         Class A Shares

                                                                                            Marsico Growth Fund
                                                       All-Cap Growth    Marsico Growth      After Transaction
                                                        Fund Class A       Fund Class A           Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            5.75%              5.75%             5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                None1              None1             None1
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               0.50%              0.50%                0.50%
       Other Expenses.............................               1.34%              0.53%                0.55%
       Advisory Fee Waivers and Expense Reimbursement           (0.94)%            (0.23)%              (0.25)%
       Total Annual Fund Operating Expenses.......               1.85%              1.80%                1.80%

Class B Shares

                                                                                            Marsico Growth Fund
                                                       All-Cap Growth    Marsico Growth      After Transaction
                                                        Fund Class B       Fund Class B           Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None              None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.34%              0.53%                0.55%
       Advisory Fee Waivers and Expense Reimbursement           (0.94)%            (0.23)%              (0.25)%
       Total Annual Fund Operating Expenses.......               2.35%              2.30%                2.30%

         Class C Shares

                                                                                            Marsico Growth Fund
                                                       All-Cap Growth    Marsico Growth      After Transaction
                                                        Fund Class C       Fund Class C           Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            1.00%              1.00%             1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                1.00%3             1.00%3            1.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.34%              0.53%                0.55%
       Advisory Fee Waivers and Expense Reimbursement           (0.94)%            (0.23)%              (0.25)%
       Total Annual Fund Operating Expenses.......               2.35%              2.30%                2.30%

         Class X Shares

                                                                                            Marsico Growth Fund
                                                       All-Cap Growth    Marsico Growth      After Transaction
                                                        Fund Class X       Fund Class X           Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None              None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.34%              0.53%                0.55%
       Advisory Fee Waivers and Expense Reimbursement           (0.94)%            (0.23)%              (0.25)%
       Total Annual Fund Operating Expenses.......               2.35%              2.30%                2.30%
1. Under  certain  circumstances,  purchases  of Class A shares  not  subject to an initial  sales  charge  (load)  will be subject to a  contingent  deferred  sales charge  (load)  ("CDSC") if redeemed  within 12 months of the  calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
2. A $10  fee  may  be  imposed  for  wire  transfers  of  redemption  proceeds.  For  an  additional  discussion  of  wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you purchase  Class B or X shares,  you do not pay an initial  sales charge but you may pay a CDSC if you redeem some or all of your  shares  before  the end of the  seventh  (in the case of Class B shares)  or eighth (in the case of Class X shares) year after which you purchased  such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class B shares  occurring in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for redemptions of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged  after these  periods.  If you purchase  Class C shares,  you may pay an initial  sales charge of 1% and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the  calendar  month of purchase.  For a discussion  of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of  investing in each Fund with the cost of investing in other mutual funds,  and the cost of investing in the Marsico Growth Fund after the  Transaction.  They assume that you invest $10,000,  that you receive a 5% return each year, and that the Funds' total  operating  expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          747           1,201           1,680           2,996
Marsico Growth Fund                                  747           1,154           1,585           2,781
Marsico Growth Fund                                  747           1,160           1,597           2,808
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          833           1,215           1,623           2,946
Marsico Growth Fund                                  833           1,166           1,525           2,726
Marsico Growth Fund                                  833           1,172           1,537           2,754
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          431           907             1,509           3,135
Marsico Growth Fund                                  431           858             1,412           2,920
Marsico Growth Fund                                  431           864             1,671           2,947
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          839           1,235           1,758           3,142
Marsico Growth Fund                                  839           1,185           1,658           2,920
Marsico Growth Fund                                  839           1,191           1,671           2,948
(Projected after the Transaction)

No  Redemption - You would pay the following  expenses  based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          747           1,201           1,680           2,996
Marsico Growth Fund                                  747           1,154           1,585           2,920
Marsico Growth Fund                                  747           1,160           1,597           2,808
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          233           815             1,423           2,946
Marsico Growth Fund                                  233           766             1,325           2,726
Marsico Growth Fund                                  233           772             1,337           2,754
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          331           907             1,509           3,135
Marsico Growth Fund                                  331           858             1,412           2,920
Marsico Growth Fund                                  331           864             1,424           2,947
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          239           835             1,458           3,142
Marsico Growth Fund                                  239           785             1,358           2,920
Marsico Growth Fund                                  239           791             1,371           2,948
(Projected after the Transaction)

Expense Examples

Full  Redemption - These examples are intended to help you compare the cost of Marsico  Growth  investing in each Fund with the cost of investing in other mutual funds,  and the cost of investing in the Marsico  Growth Fund after the  Transaction.
They assume that you invest $10,000,  that you receive a 5% return each year, and that the Funds' total operating  expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  752           1,307           1,886           3,450
Marsico Growth Fund                                  747           1,154           1,585           2,781
Marsico Growth Fund                                  747           1,158           1,593           2,799
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  838           1,325           1,836           3,408
Marsico Growth Fund                                  833           1,166           1,525           2,726
Marsico Growth Fund                                  833           1,170           1,533           2,744
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  436           1,016           1,720           3,587
Marsico Growth Fund                                  431           858             1,412           2,920
Marsico Growth Fund                                  431           862             1,420           2,938
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  844           1,348           1,977           3,610
Marsico Growth Fund                                  839           1,185           1,658           2,920
Marsico Growth Fund                                  839           1,189           1,666           2,938
(Projected after the Transaction)

No  Redemption - You would pay the following  expenses  based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  752           1,307           1,886           3,450
Marsico Growth Fund                                  747           1,154           1,585           2,781
Marsico Growth Fund                                  747           1,158           1,593           2,799
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  238           925             1,636           3,408
Marsico Growth Fund                                  233           766             1,325           2,726
Marsico Growth Fund                                  233           770             1,333           2,744
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  336           1,016           1,720           3,587
Marsico Growth Fund                                  331           858             1,412           2,920
Marsico Growth Fund                                  331           862             1,420           2,938
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  244           948             1,677           3,610
Marsico Growth Fund                                  239           785             1,358           2,920
Marsico Growth Fund                                  239           789             1,366           2,938
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of the Class A shares of each Fund for each full  calendar year the Fund has been in  operation.  The first  table  below  each bar chart  shows each such  Fund's  best and worst  quarters  during the periods  included in the bar chart.  The second table shows the average  annual total  returns  before taxes for each Class of each Fund for 2002 and since  inception,  as well as the average annual total returns after taxes on  distributions  and after taxes on distributions and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information may help provide an indication of each Fund's risks by showing changes in performance  from year to year and by comparing each Fund's  performance with that of a broad-based  securities  index. The average annual figures reflect  sales  charges;  the other  figures do not, and would be lower if they did.  All figures  assume  reinvestment  of dividends.  Past performance does not necessarily indicate how a Fund will perform in the future.

ASAF ALGER ALL-CAP GROWTH FUND*

0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-14.16%
-34.13%
2001
2002

BEST QUARTER	WORST QUARTER
Up 13.26%, 4th Quarter 2001	Down 18.39%, 4th Quarter 2000

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-37.90%	-29.93%	N/A
Return After Taxes on Distributions	-37.90%	-29.93%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-23.27%	-22.69%	N/A
Class B			
Return Before Taxes	-40.56%	-31.25%	N/A
Class C			
Return Before Taxes	-36.15%	-28.73%	N/A
Class X			
Return Before Taxes	-38.92%	-30.43%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-19.69%	N/A

*Due to the events of September 11, 2001, Massachusetts Financial Services Company ("MFS") acted as interim co-sub-advisor in conjunction with Fred Alger Management, Inc. ("Alger") for the ASAF Alger All-Cap Growth Fund (the "Alger Fund") from September 17, 2001 through December 9, 2001. Effective December 10, 2001, Alger resumed the role as the sole sub-advisor for the Alger Fund.

** Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF ALLIANCE GROWTH FUND*

40.00%
20.00%
0.00%
-20.00%
-40.00%
24.90%
32.83%
-14.89%
-15.27%
-30.60%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 26.55%, 4th Quarter 1999	Down 16.88%, 1st Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-34.59%	-4.78%	N/A
Return After Taxes on Distributions	-34.59%	-5.68%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-21.24%	-3.92%	N/A
Class B			
Return Before Taxes	-36.97%	-4.55%	N/A
Class C			
Return Before Taxes	-32.63%	-4.31%	N/A
Class X			
Return Before Taxes	-35.21%	-4.33%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-0.58%	N/A

*Between December 31, 1998 and April 30, 2000, the ASAF Alliance Growth Fund was known as the ASAF Oppenheimer Large-Cap Growth Fund and OppenheimerFunds, Inc. served as Sub-advisor to the Fund. Prior to December 31, 1998, the Fund was known as the ASAF Robertson Stephens Value + Growth Fund and Robertson Stephens & Company Investment Management, L.P. served as its Sub-advisor.

** Inception date: December 31, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF MARSICO CAPITAL GROWTH FUND
52.87%
-16.11%
-20.71%
-16.42%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 32.72%, 4th Quarter 1999	Down 17.20%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-21.25%	-1.15%	N/A
Return After Taxes on Distributions	-21.25%	-1.16%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-13.05%	-0.92%	N/A
Class B			
Return Before Taxes	-22.85%	-0.77%	N/A
Class C			
Return Before Taxes	-18.70%	-0.55%	N/A
Class X			
Return Before Taxes	-20.80%	-0.47%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-0.59%	N/A

* Inception date: August 19, 1998

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

REASONS FOR THE TRANSACTION
         The Directors,  including all of the Directors who are not "interested  persons" of the Company (the  "Independent
Directors")  have  unanimously  determined that the Transaction  would be in the best interests of the  shareholders of the
Acquired  Funds and the Marsico  Growth Fund and that the interests of the  shareholders  of Acquired Funds and the Marsico
Growth  Fund  would  not be  diluted  as a result  of the  Transaction.  At a  meeting  held on July 25,  2003,  the  Board considered a number of factors, including the following:
o  the compatibility of the Funds' investment objectives, policies and restrictions;
o the relative  past and current  growth in assets and  investment  performance  of the Funds and their  respective  future prospects for growth;
o  the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;
o         the estimated costs of the Transaction;
o  the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;
o  the relative size of each of the Acquired Funds as compared to the Marsico Fund;
o        the past and anticipated future inability of the Acquired Funds to achieve satisfactory asset growth; and
o        the  potential  benefits  of the  proposed  Transaction  to the  shareholders  of each Fund,  including  long-term economies of scale.

         At the July 25 meeting,  the Investment  Managers  recommended the  Transaction to the Board. In recommending  the
Transaction,  the Investment Managers advised the Board that the Funds have comparable investment  objectives,  and similar policies and investment  portfolios.  Moreover,  the Investment  Managers  reported that the Funds have similar  investment styles.  Although  the  shareholders  of the  Acquired  Funds  will  pay  investment  management  fees at  higher  rates as shareholders of the Marsico Growth Fund, the Investment  Managers  expressed the belief that the Transaction  would benefit the  shareholders  of each of the Funds.  In this  regard,  the  Investment  Managers  advised the Board  that,  as of [ ],
2003,  the Alger Growth Fund had  attracted  net assets of  approximately  $27.5  million and the Alliance  Growth Fund had attracted  net assets of  approximately  $86.9  million,  while the Marsico  Growth Fund had assets of  approximately  $603 million at that date. In addition,  the  Investment  Managers  advised the Board that the Acquired  Funds have higher total cost  structures  and higher  expense  ratios  (before  fee waivers or expense  reimbursements)  as compared to the Marsico
Growth Fund.  Accordingly,  by merging the Funds,  the Acquired Funds'  shareholders  would enjoy a greater asset base over which  expenses  may be spread.  The Board  considered  the  Investment  Managers'  advice that if the merger is  approved, shareholders  of each Acquired  Fund,  regardless of the class of shares they own,  should  realize a reduction in both the net annual operating  expenses and gross annual operating  expenses (that is, without any waivers or  reimbursements)  paid on their  investment,  although  there can be no assurance  that  operational  savings will be realized.  In addition,  the
Board  considered  that, even though  expenses would not immediately  decrease for the Marsico Growth Fund, the incremental assets should help to stabilize  certain  non-distribution  related  expenses.  The  Investment  Managers also sated that a merger of the Acquired Funds into the Marsico Growth Fund would  facilitate  marketing  efforts for the Marsico Growth Fund and, in doing so,  potentially  would enhance asset growth for the benefit of shareholders  of all of the Funds.  The Board was advised that the expenses associated with the solicitation of proxies would be borne by the Investment Managers.

         The Board,  including a majority of the Independent  Directors,  unanimously  concluded that the Transaction is in the best  interests of the  shareholders  of the Acquired  Funds and the Marsico  Growth Fund and that no dilution of value would result to the  shareholders  of the Acquired  Funds or the Marsico  Growth Fund from the  Transaction.  Consequently, the Board approved the Plan and recommended that shareholders of each Acquired Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the Plan.

         If shareholders  of the Alger Growth Fund do not approve the Plan, the Board will consider other possible  courses of action for the Alger Growth  Fund,  including,  among  others,  consolidation  of the Alger Growth Fund with one or more funds of the Company other than the Marsico Growth Fund or  unaffiliated  funds.  If  shareholders  of the Alliance  Growth
Fund do not approve the Plan,  the Board will  consider  other  possible  courses of action for the  Alliance  Growth Fund, including,  among others,  consolidation  of the Alliance  Growth Fund with one or more funds of the Company other than the
Marsico Growth Fund or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of an Acquired  Fund approve the Plan,  the  Transaction  will take place (with  respect to that
Acquired  Fund) after  various  conditions  are  satisfied  by the Company on behalf of the  Acquired  Fund and the Marsico
Growth Fund,  including the  preparation  of certain  documents.  The Company will determine a specific date for the actual
Transaction  to take place.  This is called the  "closing  date." If the  shareholders  of an Acquired  Fund do not approve the Plan, the Transaction will not take place with respect to that Acquired Fund.

         If the  shareholders  of an Acquired Fund approve the Plan,  the Acquired Fund will deliver to the Marsico  Growth
Fund  substantially  all of its  assets  on the  closing  date.  As a  result,  shareholders  of  the  Acquired  Fund  will beneficially  own shares of the Marsico Growth Fund that, as of the date of the exchange,  have a value equal to the dollar value of the  assets  delivered  to the  Marsico  Growth  Fund.  The  stock  transfer  books of the  Acquired  Fund will be permanently  closed on the closing  date.  Requests to transfer or redeem  assets  allocated  to the  Acquired  Fund may be submitted  at any time before the close of the NYSE on the closing  date;  requests  that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate  and abandon the  Transaction  at any time before or, to the extent  permitted  by law,  after the approval by shareholders of the Acquired Fund.

Expenses of the Transaction

         The expenses  resulting from the Transaction will be paid by PI (or its affiliates).  The Funds will not incur any expenses  associated  with the  Transaction.  The portfolio  securities of each of the Acquired  Funds will be  transferred in-kind to the Marsico  Growth Fund.  Accordingly,  the  Transaction  will entail little or no expenses in connection  with portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code.  It is a condition to each Fund's  obligation  to complete the  Transaction  that the Funds will have received an opinion from Stradley Ronon Stevens  & Young, LLP, counsel to the Funds,  based upon  representations  made by each Acquired
Fund and Marsico Growth Fund, and upon certain assumptions, substantially to the effect that:

         1. The  acquisition  by Marsico  Growth Fund of the assets of each  Acquired  Fund in  exchange  solely for voting shares of Marsico  Growth Fund and the  assumption  by Marsico  Growth Fund of the  liabilities,  if any, of each  Acquired
Funds,  followed by the  distribution  of the Marsico  Growth Fund shares  acquired by each Acquired Fund pro rata to their shareholders,  will constitute a  reorganization  within the meaning of  Section 368(a)(1)  of the Code, and Marsico Growth
Fund and each Acquired Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         2. The  shareholders  of the  Acquired  Funds will not  recognize  gain or loss upon the  exchange of all of their shares of an Acquired  Fund solely for shares of Marsico  Growth  Fund,  as  described  in this  combined  Prospectus/Proxy
Statement and the Plan;

         3. No gain or loss will be recognized  by an Acquired Fund upon the transfer of its assets to Marsico  Growth Fund in exchange solely for Class A,  Class B,  Class C, and Class X shares of Marsico Growth Fund and the assumption by Marsico
Growth Fund of the  liabilities,  if any, of the Acquired Fund. In addition,  no gain or loss will be recognized by Marsico
Growth Fund on the  distribution  of such shares to the  shareholders  of an Acquired Fund in  liquidation  of the Acquired
Fund;

         4. No gain or loss will be recognized  by Marsico  Growth Fund upon the  acquisition  of the assets of an Acquired
Fund in exchange  solely for shares of Marsico Growth Fund and the assumption of the  liabilities,  if any, of the Acquired
Fund;

         5. Marsico  Growth  Fund's basis for the assets  acquired  from an Acquired  Fund will be the same as the basis of these  assets when held by the  Acquired  Fund  immediately  before the  transfer,  and the  holding  period of such assets acquired by Marsico Growth Fund will include the holding period of these assets when held by the Acquired Fund;

         6. Acquired  Funds'  shareholders'  basis for the shares of Marsico Growth Fund to be received by them pursuant to the reorganization will be the same as their basis in the Acquired Fund's shares exchanged; and

         7. The holding  period of Marsico Growth Fund shares to be received by the  shareholders  of an Acquired Fund will include the holding  period of their  Acquired  Fund  shares  exchanged  provided  such  Acquired  Fund shares were held as capital assets on the date of the exchange.

         Shareholders  of each Acquired Fund should consult their tax advisers  regarding the tax  consequences  to them of the Transaction in light of their individual circumstances.  In addition,  because the foregoing discussion relates only to the U.S.  federal income tax  consequences of the  Transaction,  shareholders  also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Marsico Growth Fund shares.

         Shares of the Marsico  Growth Fund will be  distributed  to  shareholders  of the Acquired Funds and will have the same  legal  characteristics  as the  shares  of the  Acquired  Funds  with  respect  to such  matters  as  voting  rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following table sets forth, as of April 30, 2003 the  capitalization of shares of the Alliance Growth Fund and the Marsico  Growth Fund. The table also shows the projected  capitalization  of the Marsico Growth Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization of the Marsico Growth Fund is likely to be different when the Transaction is consummated.

         Class A

                                            Growth Fund        Marsico Growth                        Marsico Growth Fund
                                                                                                     Projected after
                                                               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       17,981,786         117,331,085                                135,312,871

Total shares outstanding...................        2,301,813          11,101,864        (600,603)*               12,803,074

Net asset value per share..................             7.81               10.57                                      10.57

         Class B

                                                                                                     Marsico Growth Fund
                                                               Marsico Growth                        Projected after
                                            Growth Fund        Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       32,891,097         261,265,154                                294,156,251

Total shares outstanding...................        4,318,789          25,294,612      (1,134,753)*               28,478,648

Net asset value per share..................             7.62               10.33                                      10.33

         Class C

                                                                                                     Marsico Growth Fund
                                                               Marsico Growth                        Projected after
                                            Growth Fund        Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       15,636,606         141,969,268                                157,605,874

Total shares outstanding...................        2,059,056          13,760,037        (543,881)*               15,275,212

Net asset value per share..................             7.59               10.32                                      10.32

         Class X

                                                                                                     Marsico Growth Fund
                                                               Marsico Growth                        Projected after
                                            Growth Fund        Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................        9,427,654          42,188,571                                 51,616,225

Total shares outstanding...................        1,240,007           4,091,809        (325,589)*                5,006,227

Net asset value per share..................             7.60               10.31                                      10.31

*Reflects the change in shares of  Alliance Growth upon conversion to Marsico Growth.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following  table sets forth, as of April 30, 2003 the  capitalization  of shares of the All-Cap Value Fund and the Marsico  Growth Fund. The table also shows the projected  capitalization  of the Marsico Growth Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization of the Marsico Growth Fund is likely to be different when the Transaction is consummated.

         Class A

                                                                                                     Marsico Growth Fund
                                            All-Cap Growth     Marsico Growth                        Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................        6,506,185         117,331,085                                123,837,270

Total shares outstanding...................        1,254,652          11,101,864        (639,119)*               11,717,397

Net asset value per share..................             5.19               10.57                                      10.57

         Class B

                                                                                                     Marsico Growth Fund
                                            All-Cap Growth     Marsico Growth                        Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       10,169,807         261,265,154                                271,434,961

Total shares outstanding...................        1,982,817          25,294,612        (998,325)*               26,279,104

Net asset value per share..................             5.13               10.33                                      10.33

         Class C

                                                                                                     Marsico Growth Fund
                                            All-Cap Growth     Marsico Growth                        Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................        7,813,465         141,969,268                                149,782,733

Total shares outstanding...................        1,521,901          13,760,037        (764,782)*               14,517,156

Net asset value per share..................             5.13               10.32                                      10.32

         Class X

                                                                                                     Marsico Growth Fund
                                            All-Cap Growth     Marsico Growth                        Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................        1,815,882          42,188,571                                 44,004,453

Total shares outstanding...................          354,316           4,091,809        (178,188)*                4,267,937

Net asset value per share..................             5.13               10.31                                      10.31

*Reflects the change in shares of  Alger All-Cap Growth upon conversion to Marsico Growth.

VOTING INFORMATION

         Shareholders  of record of each Acquired  Fund on the Record Date will be entitled to vote at the Meeting.  On the
Record  Date,  there  were [ ]  shares  of the  Alger  Growth  Fund and [ ]  shares  of the  Alliance  Growth  Fund  issued and outstanding.

         The  presence  in person or by proxy of the holders of a majority of the  outstanding  shares of an Acquired  Fund entitled  to be voted at the Meeting is  required  to  constitute  a quorum of the  Acquired  Fund at the  Meeting.  Shares beneficially  held by  shareholders  present in person or  represented  by proxy at the  Meeting  will be  counted  for the purpose of calculating the votes cast on the issues before the Meeting.  If a quorum is present,  the  affirmative  vote of the holders of a majority of the total number of shares of capital  stock of each Acquired  Fund  outstanding  and entitled to vote  thereon is  necessary to approve the Plan for the Acquired  Fund.  Each  shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional  share of an Acquired Fund held at the close of business on the Record Date.

         Shares held by shareholders  present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for  calculating  the votes cast on the issues before the Meeting.  An abstention by a  shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.
Under  existing  NYSE rules,  it is not expected  that brokers  will be  permitted  to vote  Acquired  Fund shares in their discretion.  In addition,  there is only one proposal  being  presented for a shareholder  vote. As a result,  the Funds do not anticipate any broker  non-votes.  The Company will forward proxy materials to record owners for any beneficial  owners that such record owners may represent.

..........Shareholders  having more than one account in the Acquired Funds  generally will receive a single proxy  statement and a separate  proxy card for each  account,  including  separate  proxy cards.  It is important to mark,  sign,  date and return all proxy cards received.

..........In the event that sufficient votes to approve the Plan are not received,  the persons named as proxies may propose one or more  adjournments of the Meeting to permit further  solicitation of proxies.  Any such adjournment will require the affirmative  vote of a majority of those  shares  represented  at the Meeting in person or by proxy.  The persons  named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not  required to hold and will not  ordinarily  hold annual  shareholders'  meetings.  The Board of
Directors  may call special  meetings of the  shareholders  for action by  shareholder  vote as required by the  Investment
Company Act or the Company's governing documents.

..........Pursuant to rules adopted by the SEC, a shareholder may include in proxy  statements  relating to annual and other meetings of the shareholders of the Company certain  proposals for shareholder  action which he or she intends to introduce at such special  meetings;  provided,  among other things,  that such proposal is received by the Company a reasonable time before a  solicitation  of proxies is made for such meeting.  Timely  submission of a proposal  does not  necessarily  mean that the proposal will be included.

         The Board of  Directors  intends to bring  before the Meeting the matter set forth in the  foregoing  Notice.  The
Directors do not expect any other business to be brought before the Meeting.  If,  however,  any other matters are properly presented to the Meeting for action,  it is intended that the persons  named in the enclosed  proxy will vote in accordance with their  judgment.  A  shareholder  executing  and  returning a proxy may revoke it at any time prior to its exercise by written  notice of such  revocation to the Secretary of the Company,  by execution of a subsequent  proxy,  or by voting in person at the Meeting.*

How to vote.

         You can vote your shares in any one of four ways:
o........By mail, with the enclosed proxy card.
o        In person at the Meeting. *
                  o        By phone
                  o        Over the Internet

         If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the
Plan and in  accordance  with the  views of  management  upon any  unexpected  matters  that come  before  the  Meeting  or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting instructions will be solicited principally by mailing this  Prospectus/Proxy  Statement and its enclosures, but instructions  also may be solicited by telephone,  facsimile,  through  electronic means such as email, or in person by officers or  representatives of the Company.  In addition,  the Company has engaged Georgeson  Shareholder  Communications,
Inc.  ("Georgeson"),  a  professional  proxy  solicitation  firm, to assist in the  solicitation  of proxies,  for a fee of
$[  ]  plus  reasonable  expenses  incurred   throughout  the  solicitation   process.  As  the  Meeting  date  approaches,
you may receive a phone call from a  representative  of Georgeson if the Company has not yet received your vote.  Georgeson may ask you for authority, by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         Each of the Acquired  Funds and the Marsico Growth Fund are separate  series of the Company,  which is an open-end management  investment  company  registered  with the SEC under the  Investment  Company  Act.  Each Fund is, in effect,  a separate  mutual fund.  Detailed  information  about the Company and each Fund is contained in the Prospectus for the Funds which is  attached  with and  considered  a part of this  Prospectus/Proxy  Statement.  Additional  information  about  the
Company and each Fund is included in the Funds'  Statement of Additional  Information,  dated March 1, 2003, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the  Company's  Annual  Report to  Shareholders  for the fiscal  year  ended  October  31,  2002 and the
Semi-Annual Report to Shareholders for the period ending April 30, 2003 are part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Company's  Annual and Semi-Annual  Reports to Shareholders for the fiscal year ended October
31, 2002 by calling 1-800-752-6342 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The  Company,  on behalf of the Funds,  files  proxy  materials,  reports  and other  information  with the SEC in accordance  with the  informational  requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act.
These  materials can be inspected and copied at: the SEC's Public  Reference  Room at 450 Fifth Street NW,  Washington,  DC
20549, and at the Regional  Offices of the SEC located in New York City at 233 Broadway,  New York, NY 10279 and in Chicago
at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604.  Also, copies of such material can be obtained from the SEC's
Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder that owns of record more than 5% of any class of the Alger Growth Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

                  TBD                                     TBD                                  TBD                      TBD

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As  defined by the  Commission,  a security is  beneficially  owned by a person if that  person has or shares  voting  power or investment power with respect to the security.

         The table below sets forth, as of the Record Date, each  shareholder that owns of record more than 5% of any class of the Alliance Growth Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

                  TBD                                     TBD                                  TBD                      TBD

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As  defined by the  Commission,  a security is  beneficially  owned by a person if that  person has or shares  voting  power or investment power with respect to the security.

         As of the Record Date, the officers and Directors of the Company,  as a group,  beneficially owned less than 1% of the outstanding voting shares of either of the Funds.

                                          EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Form of Plan of  Reorganization  by American Skandia Advisor Funds,  Inc. on behalf of each Acquired Fund and the ASAF Marsico Capital Growth Fund

   B              Prospectus  for the ASAF Alger All-Cap  Growth Fund,  the ASAF Alliance  Growth Fund and the ASAF Marsico
                  Capital Growth Fund of American Skandia Advisor Funds, Inc. dated March 1, 2003 (enclosed)

   C              ASAF Annual Report to Shareholders for fiscal year ended October 31, 2002 (enclosed)

                                                         EXHIBIT A

                                              Form of Plan of Reorganization

                                                  PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the  "Plan") is made as of this  ____th day of _____,  2003,  by  American  Skandia
Advisor  Funds,  Inc.  (the  "Company"),  a  business  trust  organized  under the laws of the State of  Maryland  with its principal  place of business at One Corporate  Drive,  Shelton,  Connecticut  06484,  on behalf of the ASAF Marsico Capital
Growth Fund (the  "Acquiring  Fund") and the ASAF Alliance Growth Fund (the "Acquired  Fund"),  both series of the Company.
Together, the Acquiring Fund and Acquired Fund are referred to as the "Funds."

         The reorganization  (hereinafter referred to as the  "Reorganization")  will consist of (i) the acquisition by the
Acquiring Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the assumption by the
Acquiring  Fund of all of the  liabilities  of the  Acquired  Fund in  exchange  solely for full and  fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution of
Acquiring  Fund Shares to the  shareholders  of the  Acquired  Fund  according  to their  respective  interests in complete liquidation of the Acquired Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable  after the closing
(as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and  conditions  of this
Plan hereinafter set forth.

         In order to consummate  the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring
Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and  conditions  of this Plan,  the  Company  on behalf of the  Acquired  Fund shall convey,  transfer and deliver to the Acquiring Fund at the Closing all of the Acquired  Fund's then existing  assets,  free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and  dissolution  contemplated  hereunder).  (ii)  discharge  its unpaid  liabilities  on its books at the closing date (as defined in section 3,  hereinafter the "Closing  Date"),  including,  but not limited to, its income  dividends and capital gains  distributions,  if any,  payable  for the  period  prior to,  and  through,  the  Closing  Date;  and (iii) pay such contingent  liabilities as the Board of Directors shall  reasonably deem to exist against the Acquired Fund, if any, at the
Closing Date, for which contingent and other appropriate  liabilities  reserves shall be established on the Acquired Fund's books  (hereinafter  "Net  Assets").  The  Acquired  Fund  shall also  retain any and all rights  that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring  Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the  Acquired  Fund  ("Acquired  Fund  Shares") on the  Closing  Date by the net asset value per share of the Acquiring Fund Shares,  and multiplying  the result thereof by the number of outstanding  Acquired Fund Shares as of the close of regular  trading on the New York Stock  Exchange  (the  "NYSE") on the  Closing  Date.  All such  values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its  shareholders of record as of the close of business on the Closing Date,  the Acquiring  Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the establishment  of accounts on the share records of the Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring  Fund Shares that former  Acquired Fund  shareholders  are due based on their  respective holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring  Fund Shares shall be carried to the third decimal  place.  The  Acquiring  Fund shall not issue  certificates  representing  the Acquiring  Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing Date (the  "Valuation  Time")  using the  valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Fund shall be  determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net asset value of a share of the Acquired  Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the Closing (the  "Closing  Date") shall be December 31, 2003,  or such earlier or later date as  determined by the
Company's  officers.  The Closing shall take place at the principal  office of the Company at 5:00 P.M. Eastern time on the
Closing  Date.  The  Company on behalf of the  Acquired  Fund shall have  provided  for  delivery  as of the Closing of the
Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring  Fund's  Custodian,  The
JP Morgan  Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY 11245.  Also,  the Company on behalf of the Acquired  Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund Shares and the number of full and  fractional  shares  owned by each such  shareholder,  all as of the  Valuation  Time,  certified by its transfer  agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the  Acquiring  Fund shall  issue and  deliver a  confirmation  evidencing  the  Acquiring  Fund  Shares to be credited to the Acquired  Fund's  account on the Closing Date to the Secretary of the Company,  or shall  provide  evidence satisfactory  to the Acquired  Fund that the Acquiring  Fund Shares have been  registered in an account on the books of the
Acquiring Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired Fund is a series of the Company, a corporation  organized under the laws of the State of Maryland and validly  existing  and in good  standing  under the laws of that  jurisdiction.  The Company is duly  registered  under the
Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end,  management  investment company and all of the
Acquired Fund Shares sold were sold  pursuant to an effective  registration  statement  filed under the  Securities  Act of
1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of  beneficial interest's  acquired Fund shares,  par value $0.001 each, each  outstanding  share of which is fully paid,  non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the financial  statements  appearing in the Company's
Semi-Annual  Report to  Shareholders  for the period ended April 30, 2003,  fairly  present the  financial  position of the
Acquired Fund as of such dates and the results of its  operations  for the periods  indicated in conformity  with generally accepted accounting principles applied on a consistent basis.

         (d)      The  Company has the  necessary  power and  authority  to conduct the  Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or  obligated  under any  provision of the
Company's  Amended and Restated  Charter or By-laws,  or any contract or any other  commitment  or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has  elected to be treated as a  regulated  investment  company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended (the "Code") and the
Acquired  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date.
The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of subchapter M of the Code.

         (h)      The  Acquired  Fund,  or its agents,  (i) holds a valid Form  W-8BEN,  Certificate  of Foreign  Status of
Beneficial  Owner for United  States  Withholding  (or other  appropriate  series of Form W-8, as the case may be), or Form
W-9, Request for Taxpayer  Identification  Number and  Certification,  for each Acquired Fund shareholder of record,  which
Form W-8 or Form W-9 can be associated  with  reportable  payments made by the Acquired  Fund to such  shareholder,  and/or
(ii) has otherwise  timely  instituted the appropriate  backup  withholding  procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring  Fund is a series of the Company,  a corporation  organized  under the laws of the State of
Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The Company is duly  registered under the 1940 Act as an open-end,  management  investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest's  Acquiring  Fund  shares,  par value $0.001 each,  each  outstanding  share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring Fund Shares will be eligible for offering to the public in those states of the
United  States and  jurisdictions  in which the shares of the  Acquired  Fund are  presently  eligible  for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the financial  statements  appearing in the Company's
Semi-Annual  Report to  Shareholders  for the period ended April 30, 2003,  fairly  present the  financial  position of the
Acquired Fund as of such dates and the results of its  operations  for the periods  indicated in conformity  with generally accepted accounting principles applied on a consistent basis.

         (e)      The Company has the  necessary  power and  authority  to conduct the  Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any  provision of the
Company's  Amended and Restated  Charter or By-laws,  or any contract or any other  commitment  or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The Acquiring  Fund has to be treated as a RIC for federal income tax purposes under Part I of Subchapter
M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Fund has  qualified as a RIC for each taxable  year  since its  inception,  and will  qualify  as of the  Closing  Date.  The  consummation  of the  transactions contemplated  by this Plan will not cause the  Acquiring  Fund to fail to satisfy the  requirements  of subchapter M of the
Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the  Company for each of the Funds as of the
Valuation  Time for the purpose of determining  the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the  Acquired  Fund and the net assets in the case of the
Acquiring  Fund, and  outstanding  shares,  as of such date, in conformity with generally  accepted  accounting  principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable  title to all of the securities and other assets shown on the statement of assets and  liabilities  referred to in "(a)" above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Company's  current  effective  prospectus,  there is no material  suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known actual or proposed deficiency  assessments with respect to any taxes payable by either of the Funds.

         (e)      The execution,  delivery,  and performance of this Plan have been duly authorized by all necessary action of the Company's Board of Directors,  and this Plan  constitutes a valid and binding  obligation  enforceable in accordance with its terms.

         (f)      The Company  anticipates  that  consummation  of this Plan will not cause  either of the Funds to fail to conform to the  requirements  of  Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the necessary  power and authority to conduct the business of the Funds, as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted between the date hereof and the Closing.

         (b)      The Company  intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the  Acquired  Fund  intends,  if this Plan is  consummated,  to  liquidate  and dissolve the Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's  Federal and other tax returns and reports required by law to be filed on or before  such date shall have been filed,  and all Federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the  Company on behalf of the  Acquired  Fund  intends to have  available a copy of the shareholder  ledger accounts,  certified by the Company's  transfer agent or its President or a Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders of record of Acquired Fund Shares as of the Valuation
Time who are to become  shareholders  of the  Acquiring  Fund as a result of the  transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired Fund entitled to vote at the meeting  of its  shareholders  at which  action  on this  Plan is to be  considered,  in  sufficient  time to  comply  with requirements  as to notice thereof,  a Combined Proxy Statement and Prospectus that complies in all material  respects with the  applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Company intends to file with the U.S. Securities and Exchange Commission a registration  statement on
Form N-14 under the 1933 Act relating to the Acquiring Fund Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best efforts to provide that the  Registration  Statement  becomes  effective as promptly as  practicable.  At the time the Registration  Statement  becomes  effective,  it will: (i) comply in all material respects with the applicable provisions  of the 1933 Act,  and the  rules and  regulations  promulgated  thereunder;  and (ii) not  contain  any  untrue statement  of  material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the statements  therein  not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the  time of the shareholders'  meeting of the  Acquired  Fund,  and at the  Closing  Date,  the  prospectus  and  statement  of  additional information  included in the  Registration  Statement  will not contain any untrue  statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true and  correct  as of the  Closing  with the same  effect as though  made as of and at such  date;  (ii)  performance  of all obligations  required by this Plan to be  performed by the Company on behalf of the Funds shall occur prior to the Closing;
and (iii) the Company  shall  execute a  certificate  signed by the  President or a Vice  President and by the Secretary or
equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S. Securities and Exchange  Commission shall not have issued an unfavorable  management report under  Section  25(b) of the  1940  Act or  instituted  or  threatened  to  institute  any  proceeding  seeking  to  enjoin consummation  of the Plan under  Section  25(c) of the 1940 Act.  And,  further,  no other legal,  administrative  or other proceeding  shall have been  instituted or threatened  that would  materially  affect the financial  condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of  distributing  to shareholders of each Fund (i)
all of its  ordinary  income and all of its  capital  gain net  income,  if any,  for the period from the close of its last fiscal year to the Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there  shall be  delivered  to the  Company on behalf of the Funds an opinion in form and  substance satisfactory to it from Messrs.  Stradley Ronon Stevens  & Young, LLP, counsel to the Company,  to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares to be issued  pursuant to the terms of this Plan have been duly authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required to be taken by the Company  and/or Funds to authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the execution,  delivery nor  performance of this Plan by the Company  violates any  provision of the  Company's  Amended and Restated  Charter or By-laws,  or the  provisions  of any  agreement or other instrument  known to such counsel to which the Company is a party or by which the Funds are otherwise  bound;  this Plan is the legal,  valid and binding  obligation of the Company and each Fund and is  enforceable  against the Company and/or each
Fund in accordance with its terms; and

                           (4)      The  Company's  registration  statement,  of which the  prospectus  dated March 1, 2003 relating to each Fund (the  "Prospectus") is a part, is, at the time of the signing of this Plan,  effective under the 1933
Act,  and,  to the best  knowledge  of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration statement has been issued,  and no  proceedings  for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities  and  Exchange  Commission  under the 1933 Act, and nothing has come to  counsel's  attention  that causes it to believe that, at the time the Prospectus became  effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements  and other  financial and  statistical  data included therein,  as to which counsel need not express an opinion),  contained  any untrue  statement of a material fact or omitted to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Company with regard to matters of fact, and certain  certifications  and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement  with respect to the Acquiring Fund Shares to be delivered to the Acquired Fund's  shareholders in accordance with this Plan shall have become  effective,  and no stop order  suspending the  effectiveness of the Registration  Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no  proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be delivered  hereunder  shall be eligible for sale by the  Acquiring
Fund with each state  commission or agency with which such  eligibility  is required in order to permit the Acquiring  Fund
Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That,  at the Closing,  there shall be  transferred  to the  Acquiring  Fund  aggregate Net Assets of the
Acquired  Fund  comprising  at least 90% in fair market  value of the total net assets and 70% of the fair market  value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The  Company  represents  and  warrants  that  there are no  broker or  finders'  fees  payable  by it in connection with the transactions provided for herein.

         (b)      The expenses of entering  into and carrying out the  provisions of this Plan shall be borne by [the Funds on a pro rata basis in proportion to the Acquiring Fund's and Acquired Fund's net assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan may be  terminated  and abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired  Fund) prior to the
Closing or the Closing may be  postponed by the Company on behalf of a Fund by  resolution  of the Board of  Directors,  if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this Plan have not been  consummated by [March 1, 2004],  the Plan shall  automatically  terminate  on that date,  unless a later date is agreed to by the  Company on behalf of the  relevant
Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the Acquiring  Fund or Acquired  Fund,  and neither the Company,  the Acquiring
Fund nor the Acquired Fund,  nor the directors,  officers,  agents or  shareholders  shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  Company's  Board of Directors if, in the judgment of such Board of
Directors,  such action or waiver will not have a material  adverse affect on the benefits  intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be  terminated  by the Plan of  Reorganization,  and  neither the Company  nor any of its  officers,  directors,  agents or shareholders nor the Funds nor any of their shareholders  shall have any liability with respect to such  representations or warranties after the Closing.  This provision shall not protect any officer,  director,  agent or shareholder of any of the
Funds or the Company  against any liability to the entity for which that officer,  director,  agent or  shareholder so acts or to any of the Company's  shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange Commission with respect to this Plan shall be issued  prior to the  Closing  and shall  impose  any terms or  conditions  that are  determined  by action of the Board of
Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval of the  shareholders  of the Acquired Fund,  unless such terms and conditions shall result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the Acquired Fund in which event,  unless such terms and conditions shall have been included in the proxy solicitation  material furnished to the shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the  entire  plan of the  Company  on  behalf  of the  Funds  and  there  are no  agreements, understandings,  restrictions,  or  warranties  between the parties  other than those set forth  herein or herein  provided for.  This Plan may be amended  only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest herein may be assigned  without the prior written  consent of the Company on behalf of the Fund  corresponding  to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand  required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if  delivered  or  mailed,  first  class  postage  prepaid,  addressed  to the  Company at One
Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS  WHEREOF,  American  Skandia  Advisor  Funds,  Inc.,  on behalf ASAF  Marsico  Growth Fund and the ASAF
Alliance  Growth Fund,  has executed  this Plan by its duly  authorized  officer,  all as of the date and year  first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF Marsico Growth Fund

                                                   ASAF Alliance Growth Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

                                                  PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the  "Plan") is made as of this  ____th day of _____,  2003,  by  American  Skandia
Advisor  Funds,  Inc.  (the  "Company"),  a  business  trust  organized  under the laws of the State of  Maryland  with its principal  place of business at One Corporate  Drive,  Shelton,  Connecticut  06484,  on behalf of the ASAF Marsico Capital
Growth Fund (the  "Acquiring  Fund") and the ASAF Alger  All-Cap  Growth  Fund (the  "Acquired  Fund"),  both series of the
Company.  Together, the Acquiring Fund and Acquired Fund are referred to as the "Funds."

         The reorganization  (hereinafter referred to as the  "Reorganization")  will consist of (i) the acquisition by the
Acquiring Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the assumption by the
Acquiring  Fund of all of the  liabilities  of the  Acquired  Fund in  exchange  solely for full and  fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution of
Acquiring  Fund Shares to the  shareholders  of the  Acquired  Fund  according  to their  respective  interests in complete liquidation of the Acquired Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable  after the closing
(as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and  conditions  of this
Plan hereinafter set forth.

         In order to consummate  the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring
Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and  conditions  of this Plan,  the  Company  on behalf of the  Acquired  Fund shall convey,  transfer and deliver to the Acquiring Fund at the Closing all of the Acquired  Fund's then existing  assets,  free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and  dissolution  contemplated  hereunder).  (ii)  discharge  its unpaid  liabilities  on its books at the closing date (as defined in section 3,  hereinafter the "Closing  Date"),  including,  but not limited to, its income  dividends and capital gains  distributions,  if any,  payable  for the  period  prior to,  and  through,  the  Closing  Date;  and (iii) pay such contingent  liabilities as the Board of Directors shall  reasonably deem to exist against the Acquired Fund, if any, at the
Closing Date, for which contingent and other appropriate  liabilities  reserves shall be established on the Acquired Fund's books  (hereinafter  "Net  Assets").  The  Acquired  Fund  shall also  retain any and all rights  that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring  Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the  Acquired  Fund  ("Acquired  Fund  Shares") on the  Closing  Date by the net asset value per share of the Acquiring Fund Shares,  and multiplying  the result thereof by the number of outstanding  Acquired Fund Shares as of the close of regular  trading on the New York Stock  Exchange  (the  "NYSE") on the  Closing  Date.  All such  values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its  shareholders of record as of the close of business on the Closing Date,  the Acquiring  Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the establishment  of accounts on the share records of the Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring  Fund Shares that former  Acquired Fund  shareholders  are due based on their  respective holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring  Fund Shares shall be carried to the third decimal  place.  The  Acquiring  Fund shall not issue  certificates  representing  the Acquiring  Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing Date (the  "Valuation  Time")  using the  valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Fund shall be  determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net asset value of a share of the Acquired  Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the Closing (the  "Closing  Date") shall be December 31, 2003,  or such earlier or later date as  determined by the
Company's  officers.  The Closing shall take place at the principal  office of the Company at 5:00 P.M. Eastern time on the
Closing  Date.  The  Company on behalf of the  Acquired  Fund shall have  provided  for  delivery  as of the Closing of the
Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring  Fund's  Custodian,  The
JP Morgan  Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY 11245.  Also,  the Company on behalf of the Acquired  Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund Shares and the number of full and  fractional  shares  owned by each such  shareholder,  all as of the  Valuation  Time,  certified by its transfer  agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the  Acquiring  Fund shall  issue and  deliver a  confirmation  evidencing  the  Acquiring  Fund  Shares to be credited to the Acquired  Fund's  account on the Closing Date to the Secretary of the Company,  or shall  provide  evidence satisfactory  to the Acquired  Fund that the Acquiring  Fund Shares have been  registered in an account on the books of the
Acquiring Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(c)      The Acquired Fund is a series of the Company, a corporation  organized under the laws of the State of Maryland and validly  existing  and in good  standing  under the laws of that  jurisdiction.  The Company is duly  registered  under the
Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end,  management  investment company and all of the
Acquired Fund Shares sold were sold  pursuant to an effective  registration  statement  filed under the  Securities  Act of
1933, as amended (the "1933 Act").

(d)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of  beneficial interest's  acquired Fund shares,  par value $0.001 each, each  outstanding  share of which is fully paid,  non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the financial  statements  appearing in the Company's
Semi-Annual  Report to  Shareholders  for the period ended April 30, 2003,  fairly  present the  financial  position of the
Acquired Fund as of such dates and the results of its  operations  for the periods  indicated in conformity  with generally accepted accounting principles applied on a consistent basis.

         (d)      The  Company has the  necessary  power and  authority  to conduct the  Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or  obligated  under any  provision of the
Company's  Amended and Restated  Charter or By-laws,  or any contract or any other  commitment  or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has  elected to be treated as a  regulated  investment  company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended (the "Code") and the
Acquired  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date.
The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of subchapter M of the Code.

         (h)      The  Acquired  Fund,  or its agents,  (i) holds a valid Form  W-8BEN,  Certificate  of Foreign  Status of
Beneficial  Owner for United  States  Withholding  (or other  appropriate  series of Form W-8, as the case may be), or Form
W-9, Request for Taxpayer  Identification  Number and  Certification,  for each Acquired Fund shareholder of record,  which
Form W-8 or Form W-9 can be associated  with  reportable  payments made by the Acquired  Fund to such  shareholder,  and/or
(ii) has otherwise  timely  instituted the appropriate  backup  withholding  procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring  Fund is a series of the Company,  a corporation  organized  under the laws of the State of
Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The Company is duly  registered under the 1940 Act as an open-end,  management  investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest's  Acquiring  Fund  shares,  par value $0.001 each,  each  outstanding  share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring Fund Shares will be eligible for offering to the public in those states of the
United  States and  jurisdictions  in which the shares of the  Acquired  Fund are  presently  eligible  for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the financial  statements  appearing in the Company's
Semi-Annual  Report to  Shareholders  for the period ended April 30, 2003,  fairly  present the  financial  position of the
Acquired Fund as of such dates and the results of its  operations  for the periods  indicated in conformity  with generally accepted accounting principles applied on a consistent basis.

         (e)      The Company has the  necessary  power and  authority  to conduct the  Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any  provision of the
Company's  Amended and Restated  Charter or By-laws,  or any contract or any other  commitment  or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The Acquiring  Fund has to be treated as a RIC for federal income tax purposes under Part I of Subchapter
M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Fund has  qualified as a RIC for each taxable  year  since its  inception,  and will  qualify  as of the  Closing  Date.  The  consummation  of the  transactions contemplated  by this Plan will not cause the  Acquiring  Fund to fail to satisfy the  requirements  of subchapter M of the
Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the  Company for each of the Funds as of the
Valuation  Time for the purpose of determining  the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the  Acquired  Fund and the net assets in the case of the
Acquiring  Fund, and  outstanding  shares,  as of such date, in conformity with generally  accepted  accounting  principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable  title to all of the securities and other assets shown on the statement of assets and  liabilities  referred to in "(a)" above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Company's  current  effective  prospectus,  there is no material  suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known actual or proposed deficiency  assessments with respect to any taxes payable by either of the Funds.

         (e)      The execution,  delivery,  and performance of this Plan have been duly authorized by all necessary action of the Company's Board of Directors,  and this Plan  constitutes a valid and binding  obligation  enforceable in accordance with its terms.

         (f)      The Company  anticipates  that  consummation  of this Plan will not cause  either of the Funds to fail to conform to the  requirements  of  Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the necessary  power and authority to conduct the business of the Funds, as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted between the date hereof and the Closing.

         (b)      The Company  intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the  Acquired  Fund  intends,  if this Plan is  consummated,  to  liquidate  and dissolve the Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's  Federal and other tax returns and reports required by law to be filed on or before  such date shall have been filed,  and all Federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the  Company on behalf of the  Acquired  Fund  intends to have  available a copy of the shareholder  ledger accounts,  certified by the Company's  transfer agent or its President or a Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders of record of Acquired Fund Shares as of the Valuation
Time who are to become  shareholders  of the  Acquiring  Fund as a result of the  transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired Fund entitled to vote at the meeting  of its  shareholders  at which  action  on this  Plan is to be  considered,  in  sufficient  time to  comply  with requirements  as to notice thereof,  a Combined Proxy Statement and Prospectus that complies in all material  respects with the  applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Company intends to file with the U.S. Securities and Exchange Commission a registration  statement on
Form N-14 under the 1933 Act relating to the Acquiring Fund Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best efforts to provide that the  Registration  Statement  becomes  effective as promptly as  practicable.  At the time the Registration  Statement  becomes  effective,  it will: (i) comply in all material respects with the applicable provisions  of the 1933 Act,  and the  rules and  regulations  promulgated  thereunder;  and (ii) not  contain  any  untrue statement  of  material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the statements  therein  not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the  time of the shareholders'  meeting of the  Acquired  Fund,  and at the  Closing  Date,  the  prospectus  and  statement  of  additional information  included in the  Registration  Statement  will not contain any untrue  statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true and  correct  as of the  Closing  with the same  effect as though  made as of and at such  date;  (ii)  performance  of all obligations  required by this Plan to be  performed by the Company on behalf of the Funds shall occur prior to the Closing;
and (iii) the Company  shall  execute a  certificate  signed by the  President or a Vice  President and by the Secretary or
equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S. Securities and Exchange  Commission shall not have issued an unfavorable  management report under  Section  25(b) of the  1940  Act or  instituted  or  threatened  to  institute  any  proceeding  seeking  to  enjoin consummation  of the Plan under  Section  25(c) of the 1940 Act.  And,  further,  no other legal,  administrative  or other proceeding  shall have been  instituted or threatened  that would  materially  affect the financial  condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of  distributing  to shareholders of each Fund (i)
all of its  ordinary  income and all of its  capital  gain net  income,  if any,  for the period from the close of its last fiscal year to the Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there  shall be  delivered  to the  Company on behalf of the Funds an opinion in form and  substance satisfactory to it from Messrs.  Stradley Ronon Stevens  & Young, LLP, counsel to the Company,  to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares to be issued  pursuant to the terms of this Plan have been duly authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required to be taken by the Company  and/or Funds to authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the execution,  delivery nor  performance of this Plan by the Company  violates any  provision of the  Company's  Amended and Restated  Charter or By-laws,  or the  provisions  of any  agreement or other instrument  known to such counsel to which the Company is a party or by which the Funds are otherwise  bound;  this Plan is the legal,  valid and binding  obligation of the Company and each Fund and is  enforceable  against the Company and/or each
Fund in accordance with its terms; and

                           (4)      The  Company's  registration  statement,  of which the  prospectus  dated March 1, 2003 relating to each Fund (the  "Prospectus") is a part, is, at the time of the signing of this Plan,  effective under the 1933
Act,  and,  to the best  knowledge  of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration statement has been issued,  and no  proceedings  for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities  and  Exchange  Commission  under the 1933 Act, and nothing has come to  counsel's  attention  that causes it to believe that, at the time the Prospectus became  effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements  and other  financial and  statistical  data included therein,  as to which counsel need not express an opinion),  contained  any untrue  statement of a material fact or omitted to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Company with regard to matters of fact, and certain  certifications  and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement  with respect to the Acquiring Fund Shares to be delivered to the Acquired Fund's  shareholders in accordance with this Plan shall have become  effective,  and no stop order  suspending the  effectiveness of the Registration  Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no  proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be delivered  hereunder  shall be eligible for sale by the  Acquiring
Fund with each state  commission or agency with which such  eligibility  is required in order to permit the Acquiring  Fund
Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That,  at the Closing,  there shall be  transferred  to the  Acquiring  Fund  aggregate Net Assets of the
Acquired  Fund  comprising  at least 90% in fair market  value of the total net assets and 70% of the fair market  value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The  Company  represents  and  warrants  that  there are no  broker or  finders'  fees  payable  by it in connection with the transactions provided for herein.

         (b)      The expenses of entering  into and carrying out the  provisions of this Plan shall be borne by [the Funds on a pro rata basis in proportion to the Acquiring Fund's and Acquired Fund's net assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan may be  terminated  and abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired  Fund) prior to the
Closing or the Closing may be  postponed by the Company on behalf of a Fund by  resolution  of the Board of  Directors,  if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this Plan have not been  consummated by [March 1, 2004],  the Plan shall  automatically  terminate  on that date,  unless a later date is agreed to by the  Company on behalf of the  relevant
Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the Acquiring  Fund or Acquired  Fund,  and neither the Company,  the Acquiring
Fund nor the Acquired Fund,  nor the directors,  officers,  agents or  shareholders  shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  Company's  Board of Directors if, in the judgment of such Board of
Directors,  such action or waiver will not have a material  adverse affect on the benefits  intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be  terminated  by the Plan of  Reorganization,  and  neither the Company  nor any of its  officers,  directors,  agents or shareholders nor the Funds nor any of their shareholders  shall have any liability with respect to such  representations or warranties after the Closing.  This provision shall not protect any officer,  director,  agent or shareholder of any of the
Funds or the Company  against any liability to the entity for which that officer,  director,  agent or  shareholder so acts or to any of the Company's  shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange Commission with respect to this Plan shall be issued  prior to the  Closing  and shall  impose  any terms or  conditions  that are  determined  by action of the Board of
Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval of the  shareholders  of the Acquired Fund,  unless such terms and conditions shall result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the Acquired Fund in which event,  unless such terms and conditions shall have been included in the proxy solicitation  material furnished to the shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the  entire  plan of the  Company  on  behalf  of the  Funds  and  there  are no  agreements, understandings,  restrictions,  or  warranties  between the parties  other than those set forth  herein or herein  provided for.  This Plan may be amended  only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest herein may be assigned  without the prior written  consent of the Company on behalf of the Fund  corresponding  to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand  required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if  delivered  or  mailed,  first  class  postage  prepaid,  addressed  to the  Company at One
Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS WHEREOF,  American  Skandia Advisor Funds,  Inc., on behalf ASAF Marsico Growth Fund and the ASAF Alger
All-Cap  Growth Fund,  has  executed  this Plan by its duly  authorized  officer,  all as of the date and year  first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF Marsico Growth Fund

                                                   ASAF Alger All-Cap Growth Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

2

                                                         EXHIBIT B

                                              Prospectus dated MArch 1, 2003

         The Prospectus for the ASAF Alger All-Cap Growth Fund, the ASAF Alliance  Growth Fund and the ASAF Marsico Capital
Growth Fund of American  Skandia Advisor Funds,  Inc. dated March 1, 2003, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

                                                         EXHIBIT C

                                           ANNUAL REPORT dated OCTOBER 31, 2002

         The ASAF Annual Report to  Shareholders  dated October 31, 2002,  is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

Logo
One Corporate Drive
PO Box 883
Shelton, CT  06484

3 EASY WAYS TO VOTE YOUR PROXY

1.  Automated Touch Tone Voting:  Call toll-free [1-888-221-0697]
     and use the control number shown.

2.  On the Internet at [______________________], look for ____________ and use the control number shown.

3.  Sign, Date and Return this proxy card using the enclosed postage paid envelope.

***    CONTROL NUMBER:  999  999  999  999  99    ***

FUND NAME PRINTS HERE

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN  SKANDIA  ADVISOR FUNDS,  INC. (THE "COMPANY") FOR USE AT THE
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD AT 100 MULBERRY  STREET,  GATEWAY  CENTER THREE,  14TH FLOOR,  NEWARK,  NEW JERSEY 07102 ON NOVEMBER 21, 2003 AT
11:00 A.M. EASTERN TIME.

The  undersigned  hereby  appoints  ___________________,  __________,  and _________  and each of them,  with full power of substitution,  as proxies of the undersigned to vote at the above stated Special  Meeting,  and all  adjournments  thereof, all shares of  beneficial  interest  of the Fund named above held of record by the  undersigned  on the record date for the
Meeting,  upon the matters set forth on the reverse side of this card,  and upon any other  matter which may properly  come before the Meeting, at their discretion.

Every properly  signed proxy will be voted in the manner  specified  hereon and, in the absence of  specification,  will be voted FOR the proposals.

Date:

Sign here exactly as name(s) appear(s) on left.

Joint  owners  should each sign  personally.  If only one signs,  his or her  signature  will be binding.  If the  contract owner is a trust,  custodial  account or other entity,  the name of the trust or the custodial  account  should entered and the trustee,  custodian,  etc. should sign in his or her own name, indicating that he or she is "Trustee,"  "Custodian," or other applicable  designation.  If the contract owner is a partnership,  the partnership  should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner.".

(Continued on Reverse Side)

Please fill in box(es) as shown using black or blue ink or number 2 pencil.
PLEASE DO NOT USE FINE POINT PENS.

1.       TO APPROVE a PLAN OF REORGANIZATION OF THE company ON BEHALF OF THE ASAF  ________________  Fund ("_________") AND
           THE ASAF  ______________  Fund  ("________________")  OF THE  company,  THAT  PROVIDES  FOR THE  ACQUISITION  OF
           SUBSTANTIALLY  ALL OF THE  ASSETS  OF the  _________  fund  IN  EXCHANGE  FOR  SHARES  OF  _________  fund,  THE
           DISTRIBUTION OF SUCH SHARES TO THE  SHAREHOLDERS OF the __________  fund, AND THE LIQUIDATION AND DISSOLUTION OF
           _____________ fund.

                                            STATEMENT OF ADDITIONAL INFORMATION
                                                            FOR
                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                Dated September _____, 2003

                                               Acquisition of the Assets of
                                             the ASAF Alliance Growth Fund and
                                            the ASAF Alger All-Cap Growth Fund,
                                    both series of American Skandia Advisor Funds, Inc.

                                           By and in exchange for shares of the
                                           the ASAF Marsico Capital Growth Fund,
                                   also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the ASAF  Alliance  Growth  Fund and the ASAF Alger  All-Cap  Growth  Fund for shares of the ASAF  Marsico
Capital Growth Fund.

         This SAI consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed with and is legally considered to be a part of this SAI:

1.       American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement dated
September  __,  2003,  relating  to the  above-referenced  transaction.  You can  request  a copy  of the  Prospectus/Proxy
Statement by calling  1-800-752-6342  or by writing to the American  Skandia  Advisor Funds,  Inc. at One Corporate  Drive,
P.O. Box 883, Shelton, CT 06484.
                                           Attachments to SAI (page 1 of 2)

         The American Skandia Advisor Funds, Inc.  Statement of Additional  Information dated March 1, 2003 is part of this
SAI  and  will  be  provided  to  all  shareholders   requesting  this  SAI.  For  purposes  of  this  EDGAR  filing,   the
above-referenced SAI is incorporated herein by reference to the Company's SAI filed under Rule 497(j) on May 16, 2003.

                                             Attachments to SAI (page 2 of 2)

         The  following are  projected  (pro forma)  financial  statements  that were prepared to indicate the  anticipated financial  information  for the combined fund following the completion of the  reorganization.  They consist of a Pro Forma
Combining  Statement of Assets and  Liabilities;  a Pro Forma  Combining  Statement of  Operations;  notes  relating to the combining Statements; and a Combined Pro Forma Schedule of Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF ALGER ALL-CAP GROWTH/ASAF MARSICO CAPITAL GROWTH
APRIL 30, 2003 (UNAUDITED)                                                                                                   ASAF ALGER      ASAF MARSICO       ASAF MARSICO        ASAF ALGER        ASAF MARSICO       ASAF MARSICO
                                                                                                                           ALL-CAP GROWTH   CAPITAL GROWTH     CAPITAL GROWTH     ALL-CAP GROWTH     CAPITAL GROWTH     CAPITAL GROWTH
COMMON STOCK                                                                                                                  SHARES            SHARES       PRO FORMA COMBINED     VALUE ($)          VALUE ($)       PRO FORMA COMBINED

AIRLINES                                              Ryanair Holdings PLC [ADR]                                                         -          268,933              268,933                -          10,668,572         10,668,572

BEVERAGES                                             Anheuser-Busch Companies, Inc.                                                     -          145,395              145,395                -           7,252,303          7,252,303

BROADCASTING                                          Clear Channel Communications, Inc.                                                 -          242,819              242,819                -           9,496,651          9,496,651
                                                      Liberty Media Corp. Cl-A                                                      31,800                -               31,800          349,800                   -            349,800

CABLE TELEVISION                                      Comcast Corp. Cl-A                                                            10,600                -               10,600          338,246                   -            338,246

CLOTHING  & APPAREL                                    Nike, Inc. Cl-B                                                                5,900                -                5,900          315,827                   -            315,827

COMPUTER HARDWARE                                     Dell Computer Corp.                                                                -          591,534              591,534                -          17,101,248         17,101,248

COMPUTER SERVICES  & SOFTWARE                          Microsoft Corp.                                                               45,750          551,476              597,226        1,169,827          14,101,241         15,271,068
                                                      Network Appliance, Inc.                                                       27,900                -               27,900          370,512                   -            370,512
                                                      Oracle Corp.                                                                  86,200          446,202              532,402        1,024,056           5,300,880          6,324,936
                                                      Veritas Software Corp.                                                        14,200                -               14,200          312,542                   -            312,542
                                                      Electronic Arts, Inc.                                                              -          203,266              203,266                -          12,047,576         12,047,576
                                                      EMC Corp.                                                                     58,300                -               58,300          529,947                   -            529,947
                                                      Intuit, Inc.                                                                       -           82,186               82,186                -           3,187,173          3,187,173
                                                      Cisco Systems, Inc.                                                           37,200        1,025,550            1,062,750          559,488          15,424,272         15,983,760

CONSTRUCTION                                          Jacobs Engineering Group, Inc.                                                     -           32,030               32,030                -           1,318,035          1,318,035
                                                      Lennar Corp. Cl-A                                                                  -          213,892              213,892                -          11,601,501         11,601,501
                                                      Lennar Corp. Cl-B                                                                  -           21,389               21,389                -           1,145,381          1,145,381
                                                      MDC Holdings, Inc.                                                                 -          168,738              168,738                -           7,778,822          7,778,822

CONSUMER PRODUCTS  & SERVICES                          Procter  & Gamble Co.                                                               -          232,608              232,608                -          20,899,829         20,899,829
                                                      Gillette Co.                                                                  10,900                -               10,900          331,905                   -            331,905
                                                      Johnson  & Johnson Co.                                                          4,600          180,956              185,556          259,256          10,198,680         10,457,936

ELECTRONIC COMPONENTS  & EQUIPMENT                     General Electric Co.                                                          36,100          964,157            1,000,257        1,063,145          28,394,424         29,457,569

ENTERTAINMENT  & LEISURE                               Disney, (Walt) Co.                                                                 -          487,232              487,232                -           9,091,749          9,091,749
                                                      Harley-Davidson, Inc.                                                              -           63,734               63,734                -           2,832,339          2,832,339
                                                      MGM MIRAGE                                                                         -          214,874              214,874                -           6,106,719          6,106,719
                                                      Wynn Resorts Ltd.                                                                  -          175,000              175,000                -           2,955,750          2,955,750
                                                      AOL Time Warner, Inc.                                                         30,900                -               30,900          422,712                   -            422,712
                                                      Viacom, Inc. Cl-B                                                              6,300          392,726              399,026          273,483          17,048,236         17,321,719

FINANCIAL SERVICES                                    Citigroup, Inc.                                                               22,200          694,220              716,420          871,350          27,248,135         28,119,485
                                                      Fannie Mae                                                                         -          198,716              198,716                -          14,385,051         14,385,051
                                                      Goldman Sachs Group, Inc.                                                          -           24,030               24,030                -           1,823,877          1,823,877
                                                      Lehman Brothers Holdings, Inc.                                                     -           94,167               94,167                -           5,929,696          5,929,696
                                                      Mellon Financial Corp.                                                        16,200                -               16,200          428,490                   -            428,490
                                                      Merrill Lynch  & Co., Inc.                                                     12,000                -               12,000          492,600                   -            492,600
                                                      SLM Corp.                                                                      1,700          388,550              390,250          190,400          43,517,599         43,707,999

HEALTHCARE SERVICES                                   HCA, Inc.                                                                          -          146,240              146,240                -           4,694,304          4,694,304
                                                      Quest Diagnostics, Inc.                                                            -          303,008              303,008                -          18,104,728         18,104,728
                                                      UnitedHealth Group, Inc.                                                           -          484,783              484,783                -          44,663,058         44,663,058

HOTELS  & MOTELS                                       Four Seasons Hotels, Inc.                                                          -          281,463              281,463                -           8,491,739          8,491,739

INSURANCE                                             AFLAC, Inc.                                                                    5,500                -                5,500          179,905                   -            179,905
                                                      American International Group, Inc.                                             8,050                -                8,050          466,498                   -            466,498

INTERNET SERVICES                                     eBay, Inc.                                                                     8,625           91,109               99,734          800,141           8,452,182          9,252,323
                                                      Juniper Networks, Inc.                                                        37,500                -               37,500          383,250                   -            383,250
                                                      Yahoo!, Inc.                                                                  18,400                -               18,400          455,952                   -            455,952

MACHINERY  & EQUIPMENT                                 Danaher Corp.                                                                  2,800                -                2,800          193,144                   -            193,144

MEDICAL SUPPLIES  & EQUIPMENT                          Amgen, Inc.                                                                   17,200          367,882              385,082        1,054,532          22,554,845         23,609,377
                                                      Boston Scientific Corp.                                                        4,550                -                4,550          195,878                   -            195,878
                                                      Genzyme Corp.                                                                 10,900                -               10,900          439,052                   -            439,052
                                                      Guidant Corp.                                                                  8,900                -                8,900          347,011                   -            347,011
                                                      Zimmer Holdings, Inc.                                                          9,750          295,744              305,494          457,275          13,870,394         14,327,669

OIL  & GAS                                             Halliburton Co.                                                               20,300                -               20,300          434,623                   -            434,623

PERSONAL SERVICES                                     Apollo Group, Inc. Cl-A                                                        4,850                -                4,850          262,865                   -            262,865

PHARMACEUTICALS                                       Allergan, Inc.                                                                 7,700                -                7,700          540,925                   -            540,925
                                                      Barr Laboratories, Inc.                                                        9,200                -                9,200          511,520                   -            511,520
                                                      Genentech, Inc.                                                                    -          441,108              441,108                -          16,757,692         16,757,692
                                                      Gilead Sciences, Inc.                                                          8,100                -                8,100          373,734                   -            373,734
                                                      IDEC Pharmaceuticals Corp.                                                         -          202,166              202,166                -           6,620,937          6,620,937
                                                      Merck  & Co., Inc.                                                             14,300                -               14,300          831,974                   -            831,974
                                                      Pfizer, Inc.                                                                  16,920                -               16,920          520,290                   -            520,290
                                                      Teva Pharmaceutical Industries Ltd. [ADR]                                      7,800                -                7,800          364,260                   -            364,260
                                                      Wyeth                                                                          7,300                -                7,300          317,769                   -            317,769

RESTAURANTS                                           Starbucks Corp.                                                                9,200                -                9,200          216,108                   -            216,108

RETAIL  & MERCHANDISING                                Bed Bath  & Beyond, Inc.                                                            -          144,724              144,724                -           5,718,045          5,718,045
                                                      Lowe's Companies, Inc.                                                             -          286,172              286,172                -          12,560,089         12,560,089
                                                      Abercrombie  & Fitch Co. Cl-A                                                  24,550                -               24,550          807,204                   -            807,204
                                                      Amazon.com, Inc.                                                               4,700                -                4,700          134,749                   -            134,749
                                                      Best Buy Co., Inc.                                                            12,900                -               12,900          446,082                   -            446,082
                                                      Gap, Inc.                                                                     49,000                -               49,000          814,870                   -            814,870
                                                      Home Depot, Inc.                                                               4,800                -                4,800          135,024                   -            135,024
                                                      Tiffany  & Co.                                                                      -          692,708              692,708                -          19,215,720         19,215,720
                                                      Wal-Mart Stores, Inc.                                                          7,885          287,111              294,996          444,083          16,170,092         16,614,175

SEMICONDUCTORS                                        Broadcom Corp. Cl-A                                                           14,300                -               14,300          255,827                   -            255,827
                                                      Intersil Corp. Cl-A                                                           32,900                -               32,900          608,650                   -            608,650
                                                      KLA-Tencor Corp.                                                               8,100                -                8,100          332,100                   -            332,100
                                                      Maxim Integrated Products, Inc.                                                9,500                -                9,500          373,255                   -            373,255
                                                      Micron Technology, Inc.                                                       18,200                -               18,200          154,700                   -            154,700
                                                      National Semiconductor Corp.                                                  19,100                -               19,100          357,743                   -            357,743

TELECOMMUNICATIONS                                    EchoStar Communications Corp. Cl-A                                                 -          144,132              144,132                -           4,318,195          4,318,195
                                                      Nextel Communications, Inc. Cl-A                                                   -        1,019,290            1,019,290                -          15,075,299         15,075,299
                                                      CIENA Corp.                                                                   41,900                -               41,900          204,053                   -            204,053
                                                      Vodafone Group PLC [ADR]                                                      16,800                -               16,800          331,968                   -            331,968

TRANSPORTATION                                        FedEx Corp.                                                                        -          225,224              225,224                -          13,486,413         13,486,413

                                                                                                                         ---------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                                 961,230       13,517,244           14,478,474       24,050,600         537,609,471        561,660,071
                                                                                                                         ----------------------------------------------------------------------------------------------------------------
   (COST $76,814,789, $480,014,898,  & $556,829,687 RESPECTIVELY)

FOREIGN STOCK
AUTOMOBILE MANUFACTURERS                              Porsche AG -- (DEM)                                                                -           11,472               11,472                -           4,224,990          4,224,990
                                                      Bayerische Motoren Werke AG -- (DEM)                                               -          553,724              553,724                -          18,458,703         18,458,703

MEDICAL SUPPLIES  & EQUIPMENT                          Alcon, Inc. -- (CHF)                                                           5,100                -                5,100          224,655                   -            224,655
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                                  5,100          565,196              570,296          224,655          22,683,693         22,908,348
                                                                                                                         ----------------------------------------------------------------------------------------------------------------
   (COST $0, $23,090,262,  & $23,090,262 RESPECTIVELY)

SHORT-TERM INVESTMENTS
   U.S. Government Agency Obligations                 Federal Home Loan Bank                           1.20%    5/1/2003                 -              600                  600                -             600,000            600,000
                                                      Federal Home Loan Bank                           1.17%    5/2/2003               400                -                  400          399,987                   -            399,987
                                                      Federal Home Loan Bank                           1.20%   5/28/2003               500                -                  500          499,550                   -            499,550
                                                      Federal National Mortgage Assoc.                 1.17%    6/4/2003               100                -                  100           99,884                   -             99,884
                                                      Federal National Mortgage Assoc.                 1.19%   6/25/2003               750                -                  750          748,566                   -            748,566
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
   Total U.S. Government Agency Obligations                                                                                          1,750              600                2,350        1,747,987             600,000          2,347,987
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

   Registered Investment Companies                    Temporary Investment Cash Fund                                               130,936           68,859              199,795          130,936              68,859            199,795
                                                      Temporary Investment Fund                                                    130,936           68,858              199,794          130,936              68,858            199,794
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
   Total Registered Investment Companies                                                                                           261,872          137,717              399,589          261,872             137,717            399,589
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS                                                                                                       263,622          138,317              401,939        2,009,859             737,717          2,747,576
                                                                                                                         ----------------------------------------------------------------------------------------------------------------
   (COST $2,009,935, $737,717  & $2,747,652 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

Certificates of Deposits
                                                      American Express Centurion                       1.34%   1/27/2004                28            1,323                1,351           27,795           1,323,043          1,350,838
                                                      Bear Stearns Co., Inc.                           1.37%   1/16/2004               984            5,417                6,401          984,121           5,416,506          6,400,627
                                                      Bear Stearns Co., Inc.                           1.43%   1/15/2004               430              270                  700          430,337             269,865            700,202
                                                      Dresdner Bank                                    1.78%   10/6/2003               753              625                1,378          752,957             625,388          1,378,345
                                                      KBC Bank                                         1.26%    5/1/2003               374            3,575                3,949          373,705           3,575,360          3,949,065
                                                      Merrill Lynch  & Co., Inc.                        1.48%    5/1/2003               488           26,286               26,774          488,300          26,286,350         26,774,650
                                                      Morgan Stanley Dean Witter Corp.                 1.30%    3/8/2004                24                -                   24           23,913                   -             23,913
                                                      Morgan Stanley Dean Witter Corp.                 1.33%   11/7/2003               880            2,125                3,005          880,350           2,125,309          3,005,659
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
                                                                                                                                     3,961           39,621               43,582        3,961,478          39,621,821         43,583,299
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

Commercial Paper
                                                      Concord Minutemen Capital                        1.27%   5/15/2003                79              105                  184           78,670             105,349            184,019
                                                      Enterprise Funding  Corp.                        1.27%   5/15/2003               321                -                  321          320,854                   -            320,854
                                                      Fairway Finance Corp.                            1.27%   5/15/2003               131                -                  131          131,116                   -            131,116
                                                      Lexington Parker Capital Corp.                   1.27%   5/22/2003               146            1,143                1,289          146,257           1,143,132          1,289,389
                                                      Scaldis Capital LLC                              1.27%   5/15/2003               832                -                  832          831,611                   -            831,611
                                                      Sheffield Receivables Corp.                      1.27%   5/20/2003                 5                -                    5            4,649                   -              4,649
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
                                                                                                                                     1,514            1,248                2,762        1,513,157           1,248,481          2,761,638
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                                      Institutional Money Market Trust                                               1,558           58,580               60,138        1,558,041          58,280,301         59,838,342
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned                                                                            7,033           99,449              106,482        7,032,676          99,150,603        106,183,279
                                                                                                                         ----------------------------------------------------------------------------------------------------------------
    (COST $0, $99,150,603,  & $99,150,603 RESPECTIVELY)

TOTAL INVESTMENTS                                                                                                                                                                      33,317,790         660,181,484        693,499,274
( COST $30,982,810, $602,993,480  & $633,976,290 RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                  (7,012,451)        (97,427,406)      (104,439,857)

                                                                                                                                                                                 --------------------------------------------------------
TOTAL NET ASSETS                                                                                                                                                                     $ 26,305,339       $ 562,754,078      $ 589,059,417
                                                                                                                                                                                 --------------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                            Pro Forma
                                                                                                                                                                           Combined
                                                                                                                                                                           ASAF Marsico
                                                                                                            ASAF Alger All-    ASAF Marsico                               Capital Growth
                                                                                                            Cap Growth        Capital Growth       Adjustments
                                                                                                          -----------------------------------------------------           -------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)                     $  33,317,790      $       660,181,484   $                      $ 693,499,274
    Cash                                                                                                             -                        -                                     -
    Receivable for:
        Securities sold                                                                                        307,592                3,073,990                             3,381,582
        Dividends and interest                                                                                   4,974                  245,859                               250,833
        Future Variation Margin                                                                                      -                        -                                     -
        Fund shares sold                                                                                        41,806                  488,753                               530,559
    Unrealized appreciation on foreign curreny exchange contracts                                                    -                        -                                     -
    Prepaid Expenses                                                                                            21,926                   18,199                                40,125
                                                                                                           -----------       ------------------    ------------           -----------
        Total Assets                                                                                        33,694,088              664,008,285               -            697,702,373
                                                                                                           ------------       ------------------    ------------           -----------

Liabilities
    Cash overdraft                                                                                                   -                        1                                     1
    Payable to Investment Manager                                                                                6,409                  311,620                               318,029
    Payable upon return of securities lent                                                                   7,032,676               99,150,603                            106,183,279
    Payable for:
        Securities purchased                                                                                   212,293                        -                               212,293
        Fund shares redeemed                                                                                    62,156                  858,873                               921,029
        Futures Variation Margin                                                                                     -                        -                                     -
        Distribution Fees                                                                                       18,280                  404,419                               422,699
    Accrued expenses and other liabilities                                                                      56,935                  528,691                               585,626
                                                                                                            -----------       ------------------    ------------           -----------
        Total Liabilities                                                                                    7,388,749              101,254,207               -            108,642,956
                                                                                                           ------------       ------------------    ------------           -----------
Net Assets                                                                                               $  26,305,339      $       562,754,078               -          $ 589,059,417
                                                                                                           ============       ==================    ============           ===========

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                                      $       5,114      $            54,248   $                      $     59,362
Additional paid-in capital                                                                                  44,278,106              790,775,027                            835,053,133
Undistributed net investment income (loss)                                                                    (203,392)              (4,131,511)                           (4,334,903)
Accumulated net realized gain on investments                                                               (20,109,469)            (281,138,468)                           (301,247,937)
Accumulated net unrealized appreciation on investments                                                       2,334,980               57,194,782                            59,529,762
                                                                                                           ------------       ------------------    ------------           -----------
Net Assets                                                                                               $  26,305,339      $       562,754,078               -          $ 589,059,417
                                                                                                           ============       ==================    ============           ===========
(A) Investments at cost                                                                                  $  30,982,810      $       602,993,480               -          $ 633,976,290
                                                                                                           ============       ==================    ============           ===========
(B) Securities Loaned at Value                                                                           $   6,722,585      $        95,888,463               -            102,611,048
                                                                                                           ============       ==================    ============           ===========

                                                                                                                                                                           Pro Forma
                                                                                                                                                                           Combined
                                                                                                                                                                           ASAF Marsico
                                                                                                            ASAF Alger All-    ASAF Marsico                               Capital Growth
                                                                                                            Cap Growth        Capital Growth       Adjustments
                                                                                                            -----------------------------------------------------           -------------
                                                      NET ASSET VALUE:
                                                          Class A:  Net Assets                               6,506,185              117,331,085                            123,837,270
                                                               Shares Outstanding                            1,254,652               11,101,864        (639,119)         * 11,717,397
                                                               Net Asset Value
                                                               Per Share                                          5.19                    10.57                                 10.57

                                                          Class B:  Net Assets                              10,169,807              261,265,154                            271,434,961
                                                               Shares Outstanding                            1,982,817               25,294,612        (998,325)         * 26,279,104
                                                               Net Asset Value
                                                               Per Share                                          5.13                    10.33                                 10.33

                                                          Class C:  Net Assets                               7,813,465              141,969,268                            149,782,733
                                                               Shares Outstanding                            1,521,901               13,760,037        (764,782)         * 14,517,156
                                                               Net Asset Value
                                                               Per Share                                          5.13                    10.32                                 10.32

                                                          Class X:  Net Assets                               1,815,882               42,188,571                            44,004,453
                                                               Shares Outstanding                              354,316                4,091,809        (178,188)         *  4,267,937
                                                               Net Asset Value
                                                               Per Share                                          5.13                    10.31                                 10.31

*Reflects the change in shares of Alger All-Cap Growth upon conversion to
 Marsico Capital Growth.

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Pro Forma
                                                                                                                        Combined
                                                                                                                        ASAF Marsico
                                                                ASAF Alger All-    ASAF Marsico                         Capital Growth
                                                                Cap Growth        Capital Growth     Adjustments
                                                               -----------------------------------------------         -----------
Investment Income
            Interest                                         $         29,232   $         160,575                    $    189,807
            Dividends                                                 113,439           4,776,032                       4,889,471
            Security Lending                                           12,152             111,176                         123,328
            Foreign taxes withheld                                       (200)            (96,681)                        (96,881)
                                                               ---------------    ----------------                     -----------
                                                                                                    ----------
                    Total Investment Income                           154,623           4,951,102           -           5,105,725
                                                               ---------------    ----------------  ----------         -----------

Expenses
            Advisory fees                                             262,454           6,033,755      13,484 (a)       6,309,693
            Shareholder servicing fees                                222,477           2,334,797     (11,367)(b)       2,545,907
            Administration and accounting fees                         45,567             186,936     (49,981)(c)         182,522
            Custodian fees                                             16,727              25,554     (17,003)(d)          25,278
            Distribution Fees - Class A                                33,044             620,724                         653,768
            Distribution Fees - Class B                               103,596           2,870,134                       2,973,730
            Distribution Fees - Class C                                87,994           1,461,301                       1,549,295
            Distribution Fees - Class X                                18,252             460,877                         479,129
            Legal Fees                                                  1,065              23,132                          24,197
            Audit Fees                                                  2,665              59,384        (400)(e)          61,649
            Directors Fees                                              1,733              39,432                          41,165
            Registration Fees                                          47,285              22,179     (20,405)(f)          49,059
            Printing and Postage Expenses                              22,532             501,527      (1,127)(g)         522,932
            Pricing Fees                                                7,067               3,448      (7,067)(h)           3,448
            Miscellaneous expenses                                      2,719              27,659                          30,378
                                                               ---------------    ----------------  ----------         -----------
                    Total Expenses                                    875,177          14,670,839     (93,866)         15,452,150
                    Less: Expense Reimbursements                     (259,788)         (1,413,912)     80,070 (I)      (1,593,630)
                                                                --------------    ----------------  ----------         -----------
                    Net Expenses                                      615,389          13,256,927     (13,796)         13,858,520
                                                               ---------------    ----------------  ----------         -----------

Net Investment Income (Loss)                                         (460,766)         (8,305,825)     13,796          (8,752,795)
                                                               ---------------    ----------------  ----------         -----------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                           (8,703,997)        (60,663,974)                     (69,367,971)
              Futures Contracts                                             -                   -                               -
              Written Options Contracts                                     -                   -                               -
              Swap Agreements                                               -                   -                               -
               Foreign currency transactions                                -                  46                              46
                                                                                  ----------------                     -----------
                                                                --------------                      ----------
            Net Realized Gain (Loss)                               (8,703,997)        (60,663,928)                     (69,367,925)
                                                               ---------------    ----------------  ----------         -----------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                           1,981,464         (55,151,553)                     (53,170,089)
               Futures Contracts                                            -                   -                               -
               Written Options Contracts                                    -                   -                               -
               Swap Agreements                                              -                   -                               -
               Translation of assets and liabilities denominated            -                   -                               -
                 in foreign currencies                                      -               6,606                           6,606
                                                                                  ----------------                     -----------
                                                                --------------                      ----------
            Net change in unrealized appreciation (depreciation)    1,981,464         (55,144,947)                     (53,163,483)
                                                               ---------------    ----------------  ----------         -----------
                                                                                                    ----------
            Net gain (loss) on investments                         (6,722,533)       (115,808,875)                     (122,531,408)
                                                               ---------------    ----------------  ----------         -----------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                $     (7,183,299)  $    (124,114,700)     13,796        $ (131,284,203)
                                                               ===============    ================  ==========         ===========

----------------------------------------------------------------------------------------------------------------------------------

(a) Reflects an increase in advisory fees from the higher advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(I) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Alger All-Cap Growth Fund and the ASAF Marsico Capital Growth Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Marsico Capital Growth Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Marsico Capital Growth Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF ALLIANCE GROWTH/ASAF MARSICO CAPITAL GROWTH
APRIL 30, 2003 (UNAUDITED)
                                                                                                                ASAF ALLIANCE     ASAF MARSICO      ASAF MARSICO       ASAF ALLIANCE      ASAF MARSICO   ASAF MARSICO
                                                                                                                   GROWTH        CAPITAL GROWTH    CAPITAL GROWTH          GROWTH        CAPITAL GROWTH  CAPITAL GROWTH
                                                                                                                   SHARES            SHARES       PRO FORMA COMBINED     VALUE ($)         VALUE ($)     PRO FORMA COMBINED
COMMON STOCK
Aerospace                                 Lockheed Martin Corp.                                                          16,900                -             16,900             845,845               -        845,845

Airlines                                  Ryanair Holdings PLC [ADR]                                                          -          268,933            268,933                   -      10,668,572     10,668,572

Beverages                                 Anheuser-Busch Companies, Inc.                                                 21,500          145,395            166,895           1,072,420       7,252,303      8,324,723

Broadcasting                              Clear Channel Communications, Inc.                                              5,300          242,819            248,119             207,283       9,496,651      9,703,934
                                          Scripps, (E.W.) Co. CI-A                                                        6,400                -              6,400             507,200               -        507,200

Business Services                         First Data Corp.                                                               24,800                -             24,800             972,904               -        972,904

Cable Television                          Comcast Corp. Special Cl-A                                                     63,400                -             63,400           1,905,804               -      1,905,804

Computer Hardware                         Dell Computer Corp.                                                            47,400          591,534            638,934           1,370,334      17,101,248     18,471,582

Computer Services  & Software              Cisco Systems, Inc.                                                           107,600        1,025,550          1,133,150           1,618,304      15,424,272     17,042,576
                                          Electronic Arts, Inc.                                                               -          203,266            203,266                   -      12,047,576     12,047,576
                                          Intuit, Inc.                                                                        -           82,186             82,186                   -       3,187,173      3,187,173
                                          Microsoft Corp.                                                               175,600          551,476            727,076           4,490,092      14,101,241     18,591,333
                                          Oracle Corp.                                                                        -          446,202            446,202                   -       5,300,880      5,300,880
                                          PeopleSoft, Inc.                                                               23,100                -             23,100             347,193               -        347,193
                                          Veritas Software Corp.                                                         24,400                -             24,400             537,044               -        537,044

Construction                              Jacobs Engineering Group, Inc.                                                      -           32,030             32,030                   -       1,318,035      1,318,035
                                          Lennar Corp. Cl-A                                                                   -          213,892            213,892                   -      11,601,501     11,601,501
                                          Lennar Corp. Cl-B                                                                   -           21,389             21,389                   -       1,145,381      1,145,381
                                          MDC Holdings, Inc.                                                                  -          168,738            168,738                   -       7,778,822      7,778,822

Consumer Products  & Services              Avon Products, Inc.                                                            26,500                -             26,500           1,541,505               -      1,541,505
                                          Colgate-Palmolive Co.                                                          11,400                -             11,400             651,738               -        651,738
                                          Johnson  & Johnson Co.                                                          44,500          180,956            225,456           2,508,020      10,198,680     12,706,700
                                          Procter  & Gamble Co.                                                           13,100          232,608            245,708           1,177,035      20,899,829     22,076,864

Electronic Components  & Equipment         General Electric Co.                                                          104,200          964,157          1,068,357           3,068,690      28,394,424     31,463,114

Entertainment  & Leisure                   Disney, (Walt) Co.                                                                  -          487,232            487,232                   -       9,091,749      9,091,749
                                          Harley-Davidson, Inc.                                                               -           63,734             63,734                   -       2,832,339      2,832,339
                                          MGM MIRAGE                                                                          -          214,874            214,874                   -       6,106,719      6,106,719
                                          Wynn Resorts Ltd.                                                                   -          175,000            175,000                   -       2,955,750      2,955,750
                                          Viacom, Inc. Cl-B                                                              78,200          392,726            470,926           3,394,662      17,048,236     20,442,898

Financial Services                        Citigroup, Inc.                                                                99,600          694,220            793,820           3,909,300      27,248,135     31,157,435
                                          Fannie Mae                                                                      2,600          198,716            201,316             188,214      14,385,051     14,573,265
                                          Freddie Mac                                                                    61,300                -             61,300           3,549,270               -      3,549,270
                                          Goldman Sachs Group, Inc.                                                       2,200           24,030             26,230             166,980       1,823,877      1,990,857
                                          J.P. Morgan Chase  & Co.                                                        27,900                -             27,900             818,865               -        818,865
                                          Lehman Brothers Holdings, Inc.                                                 14,100           94,167            108,267             887,877       5,929,696      6,817,573
                                          MBNA Corp.                                                                    187,000                -            187,000           3,534,300               -      3,534,300
                                          Merrill Lynch  & Co., Inc.                                                      13,700                -             13,700             562,385               -        562,385
                                          Morgan Stanley Dean Witter  & Co.                                                9,100                -              9,100             407,225               -        407,225
                                          Schwab, (Charles) Corp.                                                        41,200                -             41,200             355,556               -        355,556
                                          SLM Corp.                                                                           -          388,550            388,550                   -      43,517,599     43,517,599

Food                                      Kraft Foods, Inc. Cl-A                                                          2,500                -              2,500              77,250               -         77,250
                                          Wrigley, (Wm., Jr.) Co.                                                         1,300                -              1,300              73,723               -         73,723

Healthcare Services                       HCA, Inc.                                                                           -          146,240            146,240                   -       4,694,304      4,694,304
                                          Quest Diagnostics, Inc.                                                             -          303,008            303,008                   -      18,104,728     18,104,728
                                          Cardinal Health, Inc.                                                           7,400                -              7,400             409,072               -        409,072
                                          Health Management Associates, Inc. Cl-A                                        11,500                -             11,500             196,190               -        196,190
                                          UnitedHealth Group, Inc.                                                       23,800          484,783            508,583           2,192,694      44,663,058     46,855,752

Hotels  & Motels                           Four Seasons Hotels, Inc.                                                           -          281,463            281,463                   -       8,491,739      8,491,739

Insurance                                 ACE Ltd.                                                                       31,100                -             31,100           1,028,788               -      1,028,788
                                          American International Group, Inc.                                             60,300                -             60,300           3,494,385               -      3,494,385
                                          The Progressive Corp.                                                          17,500                -             17,500           1,190,000               -      1,190,000
                                          Travelers Property Casualty Corp. Cl-A                                         51,309                -             51,309             832,745               -        832,745

Internet Services                         eBay, Inc.                                                                      1,900           91,109             93,009             176,263       8,452,182      8,628,445

Medical Supplies  & Equipment              Amgen, Inc.                                                                    41,100                -             41,100           2,519,841               -      2,519,841
                                          Amgen, Inc.                                                                         -          367,882            367,882                   -      22,554,845     22,554,845
                                          Boston Scientific Corp.                                                         8,500                -              8,500             365,925               -        365,925
                                          Medtronic, Inc.                                                                45,700                -             45,700           2,181,718               -      2,181,718
                                          St. Jude Medical, Inc.                                                          7,600                -              7,600             398,696               -        398,696
                                          Zimmer Holdings, Inc.                                                               -          295,744            295,744                   -      13,870,394     13,870,394

Pharmaceuticals                           Genentech, Inc.                                                                     -          441,108            441,108                   -      16,757,692     16,757,692
                                          IDEC Pharmaceuticals Corp.                                                          -          202,166            202,166                   -       6,620,937      6,620,937
                                          Pfizer, Inc.                                                                  144,900                -            144,900           4,455,675               -      4,455,675
                                          Wyeth                                                                          22,400                -             22,400             975,072               -        975,072

Retail  & Merchandising                    Bed Bath  & Beyond, Inc.                                                             -          144,724            144,724                   -       5,718,045      5,718,045
                                          Home Depot, Inc.                                                               33,000                -             33,000             928,290               -        928,290
                                          Kohl's Corp.                                                                   41,100                -             41,100           2,334,480               -      2,334,480
                                          Lowe's Companies, Inc.                                                         16,300          286,172            302,472             715,407      12,560,089     13,275,496
                                          Tiffany  & Co.                                                                       -          692,708            692,708                   -      19,215,720     19,215,720
                                          Walgreen Co.                                                                   44,700                -             44,700           1,379,442               -      1,379,442
                                          Wal-Mart Stores, Inc.                                                          51,900          287,111            339,011           2,923,008      16,170,092     19,093,100

Semiconductors                            Applied Materials, Inc.                                                        57,100                -             57,100             833,660               -        833,660
                                          Intel Corp.                                                                    78,400                -             78,400           1,442,560               -      1,442,560
                                          Maxim Integrated Products, Inc.                                                25,500                -             25,500           1,001,895               -      1,001,895
                                          Texas Instruments, Inc.                                                        16,700                -             16,700             308,783               -        308,783
Telecommunications                        Nextel Communications, Inc. Cl-A                                                    -        1,019,290          1,019,290                   -      15,075,299     15,075,299
                                          EchoStar Communications Corp. Cl-A                                              7,400          144,132            151,532             221,704       4,318,195      4,539,899
                                          Nokia Corp. Cl-A [ADR]                                                        148,800                -            148,800           2,465,616               -      2,465,616
                                          Vodafone Group PLC [ADR]                                                       19,100                -             19,100             377,416               -        377,416

Transportation                            FedEx Corp.                                                                         -          225,224            225,224                   -      13,486,413     13,486,413

                                                                                                             ---------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                    2,271,809       13,517,244         15,789,053          76,096,343     537,609,471    613,705,814
                                                                                                             ----------------------------------------------------------------------------------------------------------
   (COST $76,814,789, $480,014,898,  & $556,829,687 RESPECTIVELY)

FOREIGN STOCK
Automobile Manufacturers                  Bayerische Motoren Werke AG -- (DEM)                                                -          553,724            553,724                   -      18,458,703     18,458,703
                                          Porsche AG -- (DEM)                                                                 -           11,472             11,472                   -       4,224,990      4,224,990
                                                                                                             ---------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                           -          565,196            565,196                   -      22,683,693     22,683,693
                                                                                                             ----------------------------------------------------------------------------------------------------------
   (COST $0, $23,090,262,  & $23,090,262 RESPECTIVELY)

SHORT-TERM INVESTMENTS

   U.S. Government Agency Obligations     Federal Home Loan Bank                 1.20%, 05/01/03    5/1/2003                  -              600                600                   -         600,000        600,000
                                                                                                             ----------------------------------------------------------------------------------------------------------

   Registered Investment Companies        Temporary Investment Cash Fund                                                      -           68,859             68,859                   -          68,859         68,859
                                          Temporary Investment Fund                                                           -           68,858             68,858                   -          68,858         68,858
                                                                                                             ---------------------------------------------------------------------------------------------------------
   Total Registered Investment Companies                                                                                      -          137,717            137,717                   -         137,717        137,717
                                                                                                             ----------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS                                                                                                  -          138,317            138,317                   -         737,717        737,717
                                                                                                             ----------------------------------------------------------------------------------------------------------
   (COST $0, $737,717,  & $737,717 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

Certificates of Deposits
                                          American Express Centurion                1.34%          1/27/2004                655            1,323              1,978             654,702       1,323,043      1,977,745
                                          Bear Stearns Co., Inc.                    1.37%          1/16/2004                129            5,417              5,546             129,318       5,416,506      5,545,824
                                          Bear Stearns Co., Inc.                    1.43%          1/15/2004                  -              270                270                   -         269,865        269,865
                                          Dresdner Bank                             1.78%          10/6/2003              1,174              625              1,799           1,174,099         625,388      1,799,487
                                          KBC Bank                                  1.26%           5/1/2003                446            3,575              4,021             446,397       3,575,360      4,021,757
                                          Merrill Lynch  & Co., Inc.                 1.48%           5/1/2003                442           26,286             26,728             442,009      26,286,350     26,728,359
                                          Morgan Stanley Dean Witter Corp.          1.33%          11/7/2003              3,512            2,125              5,637           3,511,842       2,125,309      5,637,151
                                          National City Bank                        1.59%         11/10/2003              1,434                -              1,434           1,434,330               -      1,434,330
                                                                                                             ---------------------------------------------------------------------------------------------------------
                                                                                                                          7,792           39,621             47,413           7,792,697      39,621,821     47,414,518
                                                                                                             ----------------------------------------------------------------------------------------------------------

Commercial Paper
                                          Concord Minutemen Capital                 1.27%          5/15/2003                213              105                318             213,060         105,349        318,409
                                          Fairway Finance Corp.                     1.27%          5/15/2003                355                -                355             355,100               -        355,100
                                          Lexington Parker Capital Corp.            1.27%          5/22/2003                  -            1,143              1,143                   -       1,143,132      1,143,132
                                          Scaldis Capital LLC                       1.27%          5/20/2003                  -              176                176                   -               -              -
                                                                                                             ---------------------------------------------------------------------------------------------------------
                                                                                                                            568            1,424              1,992             568,160       1,248,481      1,816,641
                                                                                                             ----------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                          Institutional Money Market Trust                                                3,395           58,580             61,975           3,395,342      58,280,301     61,675,643
                                                                                                             ----------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned
    (COST $11,756,199, $99,150,603,  & $110,906,802 RESPECTIVELY)                                                         11,755           99,625            111,380          11,756,199      99,150,603    110,906,802
                                                                                                             ----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS                                                                                                                                                            87,852,542     660,181,484    748,034,026
( COST $88,570,988, $602,993,480  & $691,564,468 RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                       (11,915,399)    (97,427,406)  (109,342,805)

                                                                                                                                                                    ---------------------------------------------------
TOTAL NET ASSETS                                                                                                                                                           $ 75,937,143   $ 562,754,078  $ 638,691,221
                                                                                                                                                                    ---------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                         Pro Forma
                                                                                                                                                          Combined
                                                                                                                                                         ASAF Marsico
                                                                                            ASAF Alliance         ASAF Marsico                           Capital Growth
                                                                                                 Growth          Capital Growth     Adjustments
                                                                                             ------------------    -----------------------------------       ---------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)    $        87,852,542   $      660,181,484     $                  $ 748,034,026
    Cash                                                                                                  -                    -                                    -
    Receivable for:
        Securities sold                                                                             400,735            3,073,990                            3,474,725
        Dividends and interest                                                                       11,623              245,859                              257,482
        Future Variation Margin                                                                           -                    -                                    -
        Fund shares sold                                                                             36,490              488,753                              525,243
    Unrealized appreciation on foreign curreny exchange contracts                                         -                    -                                    -
    Prepaid Expenses                                                                                 27,138               18,199                               45,337
                                                                                          ------------------    -----------------      ------------       ------------
        Total Assets                                                                             88,328,528          664,008,285                 -        752,336,813
                                                                                          ------------------    -----------------      ------------       ------------

Liabilities
    Cash overdraft                                                                                   28,906                    1                               28,907
    Payable to Investment Manager                                                                    45,190              311,620                              356,810
    Payable upon return of securities lent                                                       11,756,199           99,150,603                          110,906,802
    Payable for:
        Securities purchased                                                                        245,529                    -                              245,529
        Fund shares redeemed                                                                        142,581              858,873                            1,001,454
        Futures Variation Margin                                                                          -                    -                                    -
        Distribution Fees                                                                            53,657              404,419                              458,076
    Accrued expenses and other liabilities                                                          119,323              528,691                              648,014
                                                                                          ------------------    -----------------      ------------       ------------
        Total Liabilities                                                                        12,391,385          101,254,207                 -        113,645,592
                                                                                          ------------------    -----------------      ------------       ------------
Net Assets                                                                              $        75,937,143   $      562,754,078                 -      $ 638,691,221
                                                                                          ==================    =================      ============       ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                     $             9,920   $           54,248     $                  $      64,168
Additional paid-in capital                                                                      163,546,705          790,775,027                          954,321,732
Undistributed net investment income (loss)                                                         (436,169)          (4,131,511)                          (4,567,680)
Accumulated net realized gain on investments                                                    (86,464,867)        (281,138,468)                         (367,603,335)
Accumulated net unrealized appreciation on investments                                             (718,446)          57,194,782                           56,476,336
                                                                                          ------------------    -----------------      ------------       ------------
Net Assets                                                                              $        75,937,143   $      562,754,078                 -      $ 638,691,221
                                                                                          ==================    =================      ============       ============
(A) Investments at cost                                                                 $        88,570,988   $      602,993,480                 -      $ 691,564,468
                                                                                          ==================    =================      ============       ============
(B) Securities Loaned at Value                                                          $        11,432,660   $       95,888,463                 -        107,321,123
                                                                                          ==================    =================      ============       ============

                                                                                                                                                          Pro Forma
                                                                                                                                                          Combined
                                                                                                                                                         ASAF Marsico
                                                                                            ASAF Alliance         ASAF Marsico                           Capital Growth
                                                                                                 Growth          Capital Growth     Adjustments
                                                                                          ------------------    -----------------------------------       ---------------
                                                          NET ASSET VALUE:
                                                              Class A:  Net Assets               17,981,786          117,331,085                          135,312,871
                                                                    Shares Outstanding            2,301,813           11,101,864          (600,603)     *  12,803,074
                                                                    Net Asset Value
                                                                    Per Share                          7.81                10.57                                10.57

                                                              Class B:  Net Assets               32,891,097          261,265,154                          294,156,251
                                                                    Shares Outstanding            4,318,789           25,294,612        (1,134,753)     *  28,478,648
                                                                    Net Asset Value
                                                                    Per Share                          7.62                10.33                                10.33

                                                              Class C:  Net Assets               15,636,606          141,969,268                          157,605,874
                                                                    Shares Outstanding            2,059,056           13,760,037          (543,881)     *  15,275,212
                                                                    Net Asset Value
                                                                    Per Share                          7.59                10.32                                10.32

                                                              Class X:  Net Assets                9,427,654           42,188,571                           51,616,225
                                                                    Shares Outstanding            1,240,007            4,091,809          (325,589)     *   5,006,227
                                                                    Net Asset Value
                                                                    Per Share                          7.60                10.31                                10.31

*Reflects the change in shares of Alliance Growth upon conversion to
 Marsico Capital Growth.

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                Pro Forma
                                                                                                                                Combined
                                                                                                                               ASAF Marsico
                                                                 ASAF Alliance         ASAF Marsico                           Capital Growth
                                                                     Growth          Capital Growth     Adjustments
                                                                  ----------------------------------------------------         ------------
Investment Income
            Interest                                            $    (11,023)          $    160,575                          $     149,552
            Dividends                                                808,829              4,776,032                              5,584,861
            Security Lending                                          20,764                111,176                                131,940
            Foreign taxes withheld                                    (7,387)               (96,681)                              (104,068)
                                                                  -----------            -----------                           ------------
                                                                                                            ----------
                    Total Investment Income                          811,183              4,951,102                 -            5,762,285
                                                                  -----------            -----------       -----------         ------------

Expenses
            Advisory fees                                            782,109              6,033,755            86,909 (a)        6,902,773
            Shareholder servicing fees                               534,302              2,334,797                              2,869,099
            Administration and accounting fees                        80,690                186,936           (87,521)(b)          180,105
            Custodian fees                                            (1,861)                25,554             1,010 (c)           24,703
            Distribution Fees - Class A                              101,551                620,724                                722,275
            Distribution Fees - Class B                              382,666              2,870,134                              3,252,800
            Distribution Fees - Class C                              177,963              1,461,301                              1,639,264
            Distribution Fees - Class X                              105,278                460,877                                566,155
            Legal Fees                                                 3,381                 23,132                                 26,513
            Audit Fees                                                 8,444                 59,384            (1,267)(d)           66,561
            Directors Fees                                             5,508                 39,432                                 44,940
            Registration Fees                                         41,843                 22,179           (20,405)(e)           43,617
            Printing and Postage Expenses                             70,990                501,527            (3,550)(f)          568,967
            Pricing Fees                                               3,875                  3,448            (3,875)(g)            3,448
            Miscellaneous expenses                                     6,115                 27,659                                 33,774
                                                                  -----------            -----------       -----------         ------------
                    Total Expenses                                 2,302,854             14,670,839           (28,699)          16,944,994
                    Less: Expense Reimbursements                    (405,684)            (1,413,912)           28,699 (h)       (1,790,897)
                                                                   ----------            -----------       -----------         ------------
                    Net Expenses                                   1,897,170             13,256,927                 -           15,154,097
                                                                  -----------            -----------       -----------         ------------

Net Investment Income (Loss)                                      (1,085,987)            (8,305,825)                -           (9,391,812)
                                                                  -----------            -----------       -----------         ------------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                          (19,090,456)           (60,663,974)                          (79,754,430)
              Futures Contracts                                            -                      -                                      -
              Written Options Contracts                                    -                      -                                      -
              Swap Agreements                                              -                      -                                      -
               Foreign currency transactions                               -                     46                                     46
                                                                                         -----------                           ------------
                                                                   ----------                              -----------
            Net Realized Gain (Loss)                              (19,090,456)           (60,663,928)                          (79,754,384)
                                                                  -----------            -----------       -----------         ------------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                          1,524,122             (55,151,553)                          (53,627,431)
               Futures Contracts                                           -                      -                                      -
               Written Options Contracts                                   -                      -                                      -
               Swap Agreements                                             -                      -                                      -
               Translation of assets and liabilities denominated           -                      -                                      -
                 in foreign currencies                                     -                  6,606                                  6,606
                                                                                         -----------                           ------------
                                                                   ----------                              -----------
            Net change in unrealized appreciation (depreciation)   1,524,122             (55,144,947)                          (53,620,825)
                                                                  -----------            -----------       -----------         ------------
                                                                                                           -----------
            Net gain (loss) on investments                        (17,566,334)           (115,808,875)                         (133,375,209)
                                                                  -----------            -----------       -----------         ------------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                   $ (18,652,321)         $ (124,114,700)              -        $ (142,767,021)
                                                                  ===========            ===========       ===========         ============

-------------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects an increase in advisory fees from the higher advisory fee rate of the acquiring Fund.
(b) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(c) Reflects an increase in transaction-based custody fees from the consolidation of Fund assets.
(d) Reflects savings in audit fees from the elimination of the audit of one Fund.
(e) Reflects savings in state registration fees from the consolidation of Fund assets.
(f) Reflects savings in printing expense from the elimination of one Fund.
(g) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(h) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Alliance Growth and the ASAF
Marsico Capital Growth Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Marsico Capital Growth Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Marsico Capital Growth Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases andsales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

                                              AMERICAN SKANDIA ADVISOR FUNDS
                                            FILE NOS. 333__________ & 811-08085

                                                         FORM N-14

                                                          PART C

OTHER INFORMATION

ITEM 15. Indemnification

         Section 2-418 of the General  Corporation Law of the State of Maryland provides for  indemnification  of officers, directors,  employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the  Registrant,  and of other  employees  and agents to such extent as shall be authorized by the Board of Directors or the  By-laws of the  Registrant  and be  permitted  by law,  reference  is made to Article  VIII,  Paragraph  (a)(5) of the
Registrant's Articles of Incorporation and Article V of the Registrant's By-laws, both filed herewith.

         With respect to liability of the  Investment  Manager to Registrant  or to  shareholders  of ASAF Marsico  Capital
Growth  Fund under the  Investment  Management  Agreements,  reference  is made to  Section  13 of each form of  Investment
Management Agreement filed herewith.

         With respect to the Sub-Advisors'  indemnification  under the Sub-Advisory  Agreements of the Investment  Manager,
any  affiliated  person  within the  meaning of Section  2(a)(3) of the  Investment  Company Act of 1940,  as amended  (the
"ICA"),  of the  Investment  Manager and each person,  if any, who controls the  Investment  Manager  within the meaning of
Section 15 of the 1933 Act,  as amended  (the "1933  Act"),  reference  is made to Section 14 of each form of  Sub-Advisory
Agreement filed herewith.

         With respect to Registrant's indemnification of American Skandia Marketing, Incorporated (the "Distributor"),  its
officers and  directors and any person who controls the  Distributor  within the meaning of Section 15 of the 1933 Act, and the Distributor's  indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any,  within the meaning of the 1933 Act,  reference  is made to Section 10 of the form of  Underwriting  and  Distribution
Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated by reference to the previously filed document  indicated  below,  except Exhibits
12(A) and 14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation of Registrant as filed on March 10, 1997 and Articles of Amendment of
                           Registrant  dated November 11, 2002  previously  filed with  Post-Effective  Amendment No. 23 to
                           Registration Statement filed on Form N-1A on December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting trust agreement  affecting more than five percent of any class of equity  securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement  as Exhibit A to the
                             Prospectus/Proxy Statement.

         (5)      Copies of all instruments  defining the rights of holders of the securities being  registered  including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles of Incorporation  and By-laws of the Registrant filed with  Post-Effective  Amendment
                  No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of Prudential Investments
     LLC, and American Skandia Investment Services, Inc. for the ASAF Marsico Capital Growth Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Investment  Management  Agreement  between  American  Skandia  Advisor Funds,  Inc., and each of
                           Prudential  Investments LLC, and American Skandia Investment  Services,  Inc. for the ASAF Alger
                           All-Cap Growth Fund was previously  filed with  Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (C)      Investment  Management  Agreement  between  American  Skandia  Advisor Funds,  Inc., and each of
                           Prudential  Investments  LLC,  and  American  Skandia  Investment  Services,  Inc.  for the ASAF
                           Alliance Growth Fund was previously filed with  Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (D)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and
                           Prudential  Investments  LLC and Marsico Capital  Management,  L.P. for the ASAF Marsico Capital
                           Growth Fund was previously filed with Post-Effective  Amendment No. 25 to Registration Statement
                           filed on Form N-1A on May 9, 2003.

                  (E)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and
                           Prudential  Investments  LLC and Fred Alger  Management,  Inc. for the ASAF Alger All-Cap Growth
                           Fund was previously filed with Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May 9, 2003.

                  (F)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and
                           Prudential  Investments LLC and Alliance Capital  Management,  L.P. for the ASAF Alliance Growth
                           Fund was previously filed with Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal  underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form of Sales Agreement with American Skandia Marketing,  Incorporated was previously filed with
                           Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit  sharing,  pension,  or other similar  contracts or  arrangements  wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all  custodian  agreements  and  depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody Agreement between Registrant and PNC Bank was previously filed with  Post-Effective  Amendment No.
                           2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Amendment to Custody  Agreement between  Registrant and PNC Bank was previously filed with  Post-Effective
                           Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(C)      Form of  Custody  Agreement  between  Registrant  and Morgan  Stanley  Trust  Company  was  previously  filed with
                           Post-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)      Form of  Foreign  Custody  Manager  Delegation  Amendment  between  Registrant  and The Chase  Manhattan  Bank was previously filed with  Post-Effective  Amendment No. 15 to Registration  Statement filed on Form
                           N-1A on July 16, 2001.

(E)      Form of Amendment  to Custody  Agreement  between  Registrant  and PFPC Trust  Company  filed with  Post-Effective
                           Amendment No. 10 Registration Statement filed on Form N-1A on March 2, 2000.

(F)      Form of Transfer  Agency and Service  Agreement  between  Registrant and American  Skandia Fund Services,  Inc was
                           previously filed with  Post-Effective  Amendment No. 17 to Registration  Statement filed on Form
                           N-1A on October 11, 2001.

(G)      Form of  Sub-transfer  Agency and Service  Agreement  between  American  Skandia  Fund  Services,  Inc. and Boston
                           Financial  Data  Services,  Inc was  previously  filed with  Post-Effective  Amendment No. 20 to
                           Registration Statement filed on Form N-1A on March 1, 2002.

         (10)     Copies  of any  plan  entered  into by  Registrant  pursuant  to Rule  12b-1  under  the 1940 Act and any agreements  with any person relating to  implementation  of the plan, and copies of any plan entered into by  Registrant  pursuant  to Rule 18f-3 under the 1940 Act,  any  agreement  with any person  relating to implementation  of the plan,  any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of Distribution and Service Plan for Class A Shares previously filed with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of Distribution and Service Plan for Class B Shares previously filed with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (C)        Form of Distribution and Service Plan for Class C Shares previously filed with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of Distribution and Service Plan for Class X Shares previously filed with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with
                             Post-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

         (11)     An opinion  and consent of counsel as to the  legality of the  securities  being  registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was  previously  filed with  Post-Effective  Amendment  No. 24 to
                           Registration Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences to Shareholders
                           is filed herewith as Exhibit 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(A)      Form of  Administration  Agreement  between  Registrant  and PFPC Inc. was  previously  filed with  Post-Effective
                           Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of  Administration  Agreement  between  Registrant and American  Skandia  Investment  Services,  Incorporated
                           previously filed with  Post-Effective  Amendment No. 12 to Registration  Statement filed on Form
                           N-1A on August 22, 2000.

         (14)     Copies of any other opinions,  appraisals,  or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is to be filed subsequently.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of  Attorney  previously  filed with  Post-Effective  Amendment  No. 25 to  Registration
                            Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of August, 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                        8/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    8/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         8/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    8/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    8/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    8/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    8/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    8/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    8/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    8/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    8/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                            AMERICAN SKANDIA ADVISOR FUNDS
                                            REGISTRATION STATEMENT ON FORM N-14
                                                       EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

                  (12)(A)  Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

                  (14)(A)  Consent of Auditors       to be filed subsequently

                                                      Exhibit (12)(A)

              Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

--------
1 Please note there is a separate Plan for each Acquired Fund, the terms of which are  substantially  similar.  For clarity of presentation,  this combined Prospectus/Proxy  Statement refers to each separate reorganization of an Acquired Fund into the Marsico Growth Fund as the "Transaction."
* If your shares are held of record by a broker-dealer, you will need to obtain a "legal proxy" from your broker-dealer and present it at the Meeting for inspection in order to vote in person at the Meeting.